[GRAPHIC]


                                                 Semiannual Report June 30, 2001


Oppenheimer

Strategic Bond Fund/VA

A Series of Oppenheimer Variable Account Funds


                                                [LOGO]   Oppenheimer Funds(R)
                                                         The Right Way to Invest


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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA
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Objective

Oppenheimer Strategic Bond Fund/VA, a series of Oppenheimer Variable Account Funds, primarily seeks a high level of current income principally derived from interest on debt securities. The Fund primarily invests in three sectors: foreign fixed income securities, U.S. Government securities and lower rated, high yield domestic corporate bonds (commonly known as "junk bonds"). Investing in foreign securities entails additional expenses and risks including foreign currency fluctuations, while investing in junk bonds carries a greater risk of default.

================================================================================

Narrative by Art Steinmetz, Co-Portfolio Manager

We are pleased with the Fund's performance with a cumulative total return of 1.22% for the six-month period ended June 30, 2001 (1). Given a relatively challenging market environment, characterized by rising credit concerns in a slowing economy, the various sectors of the fixed income markets in which we invest produced reasonably attractive returns. U.S. Government securities benefited from a "flight to quality" among investors escaping a volatile stock market, while high yield corporate bonds provided strong results over the reporting period. Foreign bonds from developed markets did well, and emerging market bonds provided even better returns. In our opinion, the past six months provided further confirmation of the effectiveness of the Fund's multisector strategy for investors seeking to maintain high levels of current income.

     Before this year, the U.S. economy had been experiencing a dramatic slowdown. In the fourth quarter of 2000, U.S. gross domestic product (GDP), a key indicator of the economy's health, grew at an anemic 1.1% annualized rate. The U.S. Federal Reserve Board (the Fed) responded by reducing short-term interest rates six times--twice in January and once each in March, April, May and June--for a total rate cut of 2.75 percentage points.

     These developments affected the Fund in various ways, with certain market sectors benefiting from slower growth and others languishing. For example, U.S. Treasury securities ranked among the top-performing asset classes during the period because they are sensitive to changes in interest rates, so their prices tend to rise as interest rates fall. The Fund, however, held few of these direct government obligations because they offered unattractively low yields.

     We began the period with a relatively small allocation to U.S. Government agency bonds such as mortgage-backed securities, which generally have been lackluster performers because of the increase in prepayments of their underlying mortgages. When interest rates decline, more homeowners refinance their mortgages, adversely affecting most mortgage-backed securities, which may be subject to substantial price volatility. However, as refinancing activity slowed toward the end of the period, we increased our exposure to this asset class, which was providing better performance.

     The high yield sector received a much-needed boost when value-oriented and contrarian investors flocked to these bonds in January because of their low prices and attractively high yields in a declining interest rate environment. As a result, our high yield holdings rebounded strongly. However, the sector gave back some of those gains later in the period, following renewed concerns that the economic slowdown could persist for the rest of the year.

     Our emerging market holdings performed strongly as many of those developing economies have improved. We emphasized investment in countries where we received particularly good results such as certain Latin American and Eastern European countries whose economies are relatively independent of the U.S. economy.


In reviewing performance, please remember that past performance cannot guarantee future results. Because of ongoing market volatility, the Fund's performance may be subject to fluctuations, and current performance may be less than the results shown.

(1) Includes changes in net asset value per share and reinvestment of dividends and capital gains distributions and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.


2                      Oppenheimer Strategic Bond Fund/VA

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Oppenheimer Variable Account Funds--Oppenheimer Strategic Bond Fund/VA
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We also enjoyed good performance from developed market bonds, especially in
Europe, despite significant fluctuations in currency exchange rates. The value of the U.S. dollar strengthened against the euro early in the period, causing the value of euro-denominated bonds to fall for U.S. investors. As the U.S. economy slowed, however, the euro gained value, ending the period at approximately the same level at which it began. As a net result, developed market bonds helped the Fund's overall performance.

     When 2001 began, the Fund had been positioned for an economic slowdown in the United States. We slowly increased the duration--a measure of sensitivity to changing interest rates--of our U.S. Government securities holdings as interest rates fell, enabling us to capture higher prevailing yields for a longer time. We gradually increased our exposure to euro-denominated bonds as Europe's currency appreciated relative to the U.S. dollar, allowing the Fund to participate in potential price appreciation (2).

     On the other hand, we made few changes to our high yield bond and emerging market holdings. In the high yield sector, we maintained our emphasis on bonds issued by energy companies, which have generally benefited from robust oil prices and high levels of demand.2 In the telecommunications area, which represents the largest concentration of high yield bond issuers, we generally focused on wireless service providers over fixed wire carriers.

     For the immediate future, we remain optimistic. In our opinion, investment trends appear to be advantageous for several of the fixed income market sectors in which the Fund invests. Even if bond prices remain flat in the emerging markets, our investments there should continue to provide attractively high yields. The same is true for high yield corporate bonds in the United States.

     Otherwise, we are maintaining our longstanding strategy of investing in multiple sectors of the global bond markets in an effort to produce the high levels of income our shareholders expect. Keeping an unwavering focus on our investment objective is a very important part of what makes Oppenheimer Strategic Bond Fund/VA The Right Way to Invest.


(2) The Fund's portfolio is subject to change.


                       Oppenheimer Strategic Bond Fund/VA                      3

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--------------------------------------------------------------------------------
Statement of Investments June 30, 2001 (Unaudited)
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
                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
============================================================================================================================
Asset-Backed Securities--3.1%
----------------------------------------------------------------------------------------------------------------------------
American Money Management Corp., Commercial Debt Obligations
Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12(1)                                              $      200,000   $    200,000
----------------------------------------------------------------------------------------------------------------------------
Ameriquest Finance Trust II, Collateralized Mtg. Obligations, Series 2000-1, Cl. D,
8.50%, 5/15/30(1)                                                                                     318,913        309,446
----------------------------------------------------------------------------------------------------------------------------
Ameriquest Finance Trust III, Collateralized Mtg. Obligations, Series 2000-IA, Cl. D,
8.50%, 7/15/30(1)                                                                                   1,910,438      1,853,722
----------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities Corp., Long Beach Home Equity Loan Trust Pass-Through
Certificates, Series 2000-LB1, Cl. M2F, 8.70%, 3/21/29                                              1,000,000      1,021,563
----------------------------------------------------------------------------------------------------------------------------
Conseco Finance Securitizations Corp., Home Equity Loan Pass-Through Certificates:
Series 2001-A, Cl. IA4, 6.85%, 3/15/32                                                                280,000        279,650
Series 2001-B, Cl. IA4, 6.555%, 6/15/32                                                             1,500,000      1,486,172
----------------------------------------------------------------------------------------------------------------------------
Embarcadero Aircraft Securitization Trust Nts., Series 2000-A, Cl. B, 5.08%, 8/15/25(1)(2)          1,898,393      1,900,766
----------------------------------------------------------------------------------------------------------------------------
Impac Secured Assets CMN Owner Trust, Home Equity Collateralized Mtg. Obligations,
Series 2001-5, Cl. M1, 7.81%, 7/25/31(3)                                                            2,000,000      1,988,351
----------------------------------------------------------------------------------------------------------------------------
LBFTC I, Home Equity Collateralized Mtg. Obligations, Series 2000-1A, Cl. D, 10%, 2/25/30(4)           72,155         71,186
----------------------------------------------------------------------------------------------------------------------------
NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I, Cl. ECFD, 8.75%, 12/25/28           126,620        115,146
----------------------------------------------------------------------------------------------------------------------------
Option One Mortgage Securities Corp., Home Equity Mtg. Pass-Through Certificates,
Series 1999-1, Cl. CTFS, 10.06%, 3/26/29(1)                                                           164,552        154,782
----------------------------------------------------------------------------------------------------------------------------
Principal Residential Mortgage Capital Resources Trust, Collateralized Mtg. Obligations,
Real Estate Mtg. Investment Conduit, Series 2000-1, Cl. A, 5.531%, 6/20/05(1)(2)                    1,000,000      1,000,000
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1998-1A, Cl. CE, 5%, 11/25/27                                                                    3,506          3,501
                                                                                                                ------------
Total Asset-Backed Securities (Cost $10,406,314)                                                                  10,384,285
============================================================================================================================
Mortgage-Backed Obligations--58.8%
----------------------------------------------------------------------------------------------------------------------------
Government Agency--49.3%
----------------------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/Sponsored--41.8%
Federal Home Loan Mortgage Corp., 11%, 11/1/14                                                        321,161        355,060
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd. Multiclass Mtg
Participation Certificates, Series 151, Cl. F, 9%, 5/15/21                                            554,878        585,047
----------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 192, Cl. IO, 14.433%, 2/1/28(5)                                                             13,873,918      3,568,198
Series 194, Cl. IO, 12.70%, 4/1/28(5)                                                              41,208,891     11,004,062
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Federal National Mortgage Assn.:
6%, 7/16/31(3)                                                                                      3,100,000      2,975,039
6.50%, 5/1/29                                                                                       1,344,910      1,326,136
6.50%, 7/25/12--7/1/28(3)                                                                          66,100,000     65,168,070
7%, 7/25/27(3)                                                                                     46,900,000     47,105,422
7.50%, 8/1/25                                                                                         316,429        323,910
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg. Obligations, Gtd. Real Estate
Mtg. Investment Conduit Pass-Through Certificates, Trust 1993-202, Cl. PH, 6.50%, 2/25/22(6)        4,500,000      4,601,250
----------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security, Trust 294,
Cl. 2, 4.413%, 2/1/28(5)                                                                            1,830,122        448,380
                                                                                                                ------------
                                                                                                                 137,460,574


4                      Oppenheimer Strategic Bond Fund/VA

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Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
============================================================================================================================
GNMA/Guaranteed--7.5%
Government National Mortgage Assn.:
7%, 3/15/28--7/15/28                                                                           $   12,044,409   $ 12,168,227
7.125%, 11/20/25                                                                                      101,975        104,477
7.50%, 2/15/27                                                                                      1,726,632      1,773,994
8%, 11/15/25--5/15/26                                                                               1,767,016      1,834,151
----------------------------------------------------------------------------------------------------------------------------
Government National Mortgage Assn., Gtd. Multiclass Mtg. Participation Certificates,
Series 1999-27, Cl. PQ, 7.50%, 8/16/28                                                              8,220,125      8,572,029
                                                                                                                ------------
                                                                                                                  24,452,878
----------------------------------------------------------------------------------------------------------------------------
Private--9.5%
----------------------------------------------------------------------------------------------------------------------------
Commercial--7.0%
AMRESCO Commercial Mortgage Funding I Corp., Multiclass Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. G, 7%, 6/17/29(4)                                                                 100,000         84,180
----------------------------------------------------------------------------------------------------------------------------
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
Series 1996-MD6, Cl. A7, 7.965%, 11/13/26(2)                                                        2,000,000      1,830,000
Series 1997-D4, Cl. B1, 7.525%, 4/14/29(2)                                                            375,000        297,158
Series 1997-D5, Cl. B1, 6.93%, 2/14/41                                                                300,000        183,117
Series 1997-D5, Cl. B2, 6.93%, 2/14/41                                                              1,250,000        589,062
----------------------------------------------------------------------------------------------------------------------------
FDIC Trust, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates,
Series 1994-C1, Cl. 2G, 8.70%, 9/25/25                                                                153,594        149,370
----------------------------------------------------------------------------------------------------------------------------
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
Series 1997-CHL1, Cl. D, 8.11%, 5/25/08(2)(4)                                                         350,000        294,984
Series 1997-CHL1, Cl. E, 8.11%, 2/25/11(2)(4)                                                         600,000        441,750
----------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15                                                   225,000        180,562
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., Collateralized Mtg. Obligations, Series 1998-C1, Cl. E,
7.168%, 3/15/11(2)                                                                                    800,000        781,750
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Interest-Only Stripped Mtg. Pass-Through
Certificates, Series 1997-C1, Cl. X, 7.444%, 7/15/27(5)                                             3,762,429        264,546
----------------------------------------------------------------------------------------------------------------------------
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates:
Series 1997-C1, Cl. G, 7.414%, 11/15/11                                                               440,000        344,437
Series 1997-C2, Cl. F, 6.75%, 4/16/29                                                                 250,000        151,836
----------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates, Series 1995-C2,
Cl. D, 8.216%, 6/15/21(2)                                                                             268,224        275,450
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-C1, Cl. E, 7.441%, 3/15/06(1)(2)                                                          553,342        504,226
Series 1996-C1, Cl. F, 7.441%, 2/15/28(2)(4)                                                          162,744        124,214
Series 1997-HF1, Cl. F, 6.86%, 2/15/10(4)                                                             150,000        129,294
Series 1997-RR, Cl. D, 7.771%, 4/30/39(4)                                                             450,024        363,015
Series 1997-RR, Cl. E, 7.77%, 4/30/39(2)(4)                                                           300,016        215,795
Series 1997-RR, Cl. F, 7.771%, 4/30/39(4)                                                             600,032        361,306
Series 1997-XL1, Cl. G, 7.695%, 10/3/30(4)                                                            390,000        348,477
Series 1998-HF1, Cl. F, 7.18%, 12/15/09(4)                                                          1,500,000      1,310,399
----------------------------------------------------------------------------------------------------------------------------
Mortgage Capital Funding, Inc., Commercial Mtg. Pass-Through Certificates:
Series 1996-MC1, Cl. G, 7.15%, 6/15/06(4)                                                           1,800,000      1,586,988
Series 1996-MC2, Cl. F, 5.75%, 12/21/26                                                             4,350,000      3,630,891
Series 1997-MC1, Cl. F, 7.452%, 5/20/07(4)                                                             63,720         55,108
----------------------------------------------------------------------------------------------------------------------------
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15                                                     4,000,000      4,110,000



                      Oppenheimer Strategic Bond Fund/VA                       5

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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Commercial (continued)
Resolution Trust Corp., Commercial Mtg. Pass-Through Certificates:
Series 1994-C2, Cl. E, 8%, 4/25/25                                                             $      585,018   $    581,454
Series 1995-C1, Cl. F, 6.90%, 2/25/27                                                                  58,417         54,771
----------------------------------------------------------------------------------------------------------------------------
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1996-C1, Cl. F, 8.874%, 1/20/28(2)                                                           1,000,000        806,875
----------------------------------------------------------------------------------------------------------------------------
Strategic Hotel Capital, Inc., Commercial Mtg. Obligations, Series 2001-SCH1, Cl. E,
6.55%, 4/15/06(1)(2)                                                                                1,500,000      1,500,000
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Collateralized Mtg. Obligations, Series 2001-1, Cl. A,
7.50%, 7/25/30(1)                                                                                   1,410,333      1,398,434
----------------------------------------------------------------------------------------------------------------------------
Structured Asset Securities Corp., Multiclass Pass-Through Certificates, Series 1995-C4, Cl. E,
9.026%, 6/25/26(2)(4)                                                                                 146,290        149,764
                                                                                                                 -----------
                                                                                                                  23,099,213
----------------------------------------------------------------------------------------------------------------------------
Residential--2.5%
First Nationwide Trust, Collateralized Mtg. Pass-Through Certificates, Series 1999-1, Cl. 2A7,
6.50%, 3/25/29                                                                                      2,000,000      1,965,620
----------------------------------------------------------------------------------------------------------------------------
Norwest Asset Securities Corp., Collateralized Mtg. Obligations, Mtg. Pass-Through
Certificates, Series 1999-20, Cl. A13, 6.75%, 8/25/29                                               6,000,000      6,084,360
Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg. Pass-Through
Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(4)                                                360,885        252,620
                                                                                                                ------------
                                                                                                                   8,302,600
                                                                                                                ------------
Total Mortgage-Backed Obligations (Cost $194,769,911)                                                            193,315,265
============================================================================================================================
U.S. Government Obligations--6.2%
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds:
5.375%, 2/15/31                                                                                       790,000        749,143
6.25%, 5/15/30                                                                                      2,600,000      2,758,033
8.125%, 8/15/21                                                                                     1,415,000      1,780,855
8.875%, 2/15/19                                                                                       735,000        973,846
11.875%, 11/15/03(7)                                                                                  500,000        582,180
STRIPS, 5.33%, 5/15/17(8)                                                                           6,000,000      2,308,632
STRIPS, 6.24%, 5/15/05(8)                                                                           5,704,000      4,718,931
----------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 6.50%, 10/15/06                                                                 6,000,000      6,383,178
                                                                                                                ------------
Total U.S. Government Obligations (Cost $20,076,259)                                                              20,254,798
============================================================================================================================
Foreign Government Obligations--17.7%
----------------------------------------------------------------------------------------------------------------------------
Argentina--0.8%
Argentina (Republic of) Bonds:
11.375%, 3/15/10                                                                                      865,000        659,562
Series 2008, 7%, 12/19/08                                                                           1,370,000      1,037,775
Series 2018, 12.25%, 6/19/18                                                                        1,300,000        926,250
----------------------------------------------------------------------------------------------------------------------------
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series PBA1,
2.76%, 4/1/07(2)ARP                                                                                   152,620         84,991
                                                                                                                ------------
                                                                                                                   2,708,578
----------------------------------------------------------------------------------------------------------------------------
Austria--0.7%
Austria (Republic of) Nts., Series EMTN, 5.50%, 10/20/07EUR                                         2,730,000      2,373,621
----------------------------------------------------------------------------------------------------------------------------
Belgium--0.8%
Belgium (Kingdom of) Bonds:
8.75%, 6/25/02EUR                                                                                   2,600,000      2,294,049
Series 34, 4.75%, 9/28/05EUR                                                                          330,000        279,462
                                                                                                                ------------
                                                                                                                   2,573,511


6                      Oppenheimer Strategic Bond Fund/VA

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--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Brazil--2.1%
Brazil (Federal Republic of) Bonds, 8.875%, 4/15/24                                            $    2,366,000   $  1,531,985
----------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%, 4/15/14                  1,172,301        871,899
----------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Debt Conversion Bonds:
Series 18 yr., 5.50%, 4/15/12(2)                                                                    4,195,000      2,983,694
Series D, 5.688%, 4/15/12(2)                                                                          890,000        633,012
----------------------------------------------------------------------------------------------------------------------------
Brazil (Federal Republic of) Eligible Interest Bonds, 7.375%, 4/15/06(2)                               68,000         60,690
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40                                      1,080,600        803,426
                                                                                                                ------------
                                                                                                                   6,884,706
----------------------------------------------------------------------------------------------------------------------------
Bulgaria--0.5%
Bulgaria (Republic of) Disc. Bonds, Tranche A, 6.313%, 7/28/24(2)                                   1,170,000        919,913
----------------------------------------------------------------------------------------------------------------------------
Bulgaria (Republic of) Interest Arrears Debs., Series PDI, 6.313%, 7/28/11(2)                       1,090,000        861,100
                                                                                                                ------------
                                                                                                                   1,781,013
----------------------------------------------------------------------------------------------------------------------------
Canada--0.1%
Canada (Government of) Nts., 0.70%, 3/20/06(JPY)                                                    7,000,000         57,262
----------------------------------------------------------------------------------------------------------------------------
Ontario, Canada (Province of) Unsec. Unsub. Nts., 1.875%, 1/25/10(JPY)                             41,000,000        353,826
                                                                                                                ------------
                                                                                                                     411,088
----------------------------------------------------------------------------------------------------------------------------
Colombia--0.4%
Colombia (Republic of) Unsec. Unsub. Bonds:
8.375%, 2/15/27                                                                                       240,000        168,000
11.75%, 2/25/20                                                                                       683,000        653,973
----------------------------------------------------------------------------------------------------------------------------
Colombia (Republic of) Unsec. Unsub. Nts., 11.375%, 1/31/08(EUR)                                      570,000        490,102
----------------------------------------------------------------------------------------------------------------------------
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06(1)                                            150,000        142,875
                                                                                                                ------------
                                                                                                                   1,454,950
----------------------------------------------------------------------------------------------------------------------------
Ecuador--0.6%
Ecuador (Republic of) Unsec. Bonds:
4%, 8/15/30(2)                                                                                        870,000        376,275
12%, 11/15/12                                                                                       2,110,000      1,483,330
                                                                                                                ------------
                                                                                                                   1,859,605
----------------------------------------------------------------------------------------------------------------------------
Egypt--0.2%
Egypt (Arab Republic of) Unsec. Unsub. Bonds, 8.75%, 7/11/11(3)                                       615,000        614,268
----------------------------------------------------------------------------------------------------------------------------
Finland--0.7%
Finland (Republic of) Bonds, 7.25%, 4/18/06(EUR)                                                    2,600,000      2,426,904
----------------------------------------------------------------------------------------------------------------------------
France--0.2%
France (Government of) Bonds, Obligations Assimilables du Tresor, 5.50%, 4/25/07(EUR)                 740,000        647,095
----------------------------------------------------------------------------------------------------------------------------
Germany--0.5%
Germany (Republic of) Bonds:
Series 92, 8%, 7/22/02(EUR)                                                                         1,020,000        895,914
Series 98, 5.25%, 1/4/08(EUR)                                                                         920,000        798,422
                                                                                                                ------------
                                                                                                                   1,694,336
----------------------------------------------------------------------------------------------------------------------------
Great Britain--0.4%
United Kingdom Treasury Bonds:
6.50%, 12/7/03(GBP)                                                                                   450,000        646,170
9%, 8/6/12(GBP)                                                                                       305,000        559,139
                                                                                                                ------------
                                                                                                                   1,205,309


                      Oppenheimer Strategic Bond Fund/VA                       7

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Hungary--0.8%
Hungary (Government of) Bonds:
Series 01/F, 15%, 7/24/01(HUF)                                                                      4,230,000   $     14,727
Series 03/H, 10.82%, 3/12/03(2)(HUF)                                                              128,330,000        444,262
Series 05/E, 9.25%, 5/12/05(HUF)                                                                  121,090,000        433,137
Series 05/F, 10.95%, 8/24/05(2)(HUF)                                                              126,310,000        436,172
Series 06/E, 8.50%, 5/12/06(HUF)                                                                  335,470,000      1,186,115
                                                                                                                ------------
                                                                                                                   2,514,413
----------------------------------------------------------------------------------------------------------------------------
Italy--0.2%
Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
4.25%, 11/1/09(EUR)                                                                                   580,000        455,428
4.75%, 4/15/03(EUR)                                                                                   420,000        357,812
                                                                                                                ------------
                                                                                                                     813,240
----------------------------------------------------------------------------------------------------------------------------
Ivory Coast--0.0%
Ivory Coast (Government of) Past Due Interest Bonds, Series F, 3/29/18(9)(11)(FRF)                  2,892,750         61,602
----------------------------------------------------------------------------------------------------------------------------
Mexico--1.2%
United Mexican States Bonds:
5.01%, 12/31/19(DEM)                                                                                1,695,000        599,431
11.50%, 5/15/26                                                                                     1,000,000      1,262,500
----------------------------------------------------------------------------------------------------------------------------
United Mexican States Collateralized Fixed Rate Par Bonds, Series B, 6.25%, 12/31/19                   20,000         18,250
----------------------------------------------------------------------------------------------------------------------------
United Mexican States Nts.:
8.125%, 12/30/19                                                                                    1,175,000      1,113,313
8.375%, 1/14/11                                                                                       905,000        913,145
                                                                                                                ------------
                                                                                                                   3,906,639
----------------------------------------------------------------------------------------------------------------------------
Norway--0.4%
Norway (Government of) Bonds:
6%, 5/16/11(NOK)                                                                                    5,755,000        586,849
9.50%, 10/31/02(NOK)                                                                                5,815,000        639,557
                                                                                                                ------------
                                                                                                                   1,226,406
----------------------------------------------------------------------------------------------------------------------------
Pakistan--0.0%
Pakistan (Islamic Republic of) Sr. Unsec. Bonds, 10%, 12/13/05                                        190,000        149,625
----------------------------------------------------------------------------------------------------------------------------
Panama--0.2%
Panama (Republic of) Bonds:
8.875%, 9/30/27                                                                                       345,000        315,675
10.75%, 5/15/20                                                                                        75,000         79,688
----------------------------------------------------------------------------------------------------------------------------
Panama (Republic of) Interest Reduction Bonds, 4.50%, 7/17/14(2)                                      135,000        119,813
                                                                                                                ------------
                                                                                                                     515,176
----------------------------------------------------------------------------------------------------------------------------
Peru--0.4%
Peru (Republic of) Sr. Nts., Zero Coupon, 4.53%, 2/28/16(8)                                         2,860,926      1,289,705
----------------------------------------------------------------------------------------------------------------------------
Philippines--0.1%
Philippines (Republic of) Nts., 10.625%, 3/16/25                                                      410,000        372,075
----------------------------------------------------------------------------------------------------------------------------
Poland--1.0%
Poland (Republic of) Bonds:
Series 0403, Zero Coupon, 14.16%, 4/21/03(8)(PLZ)                                                  11,135,000      2,158,005
Series 0603, 12%, 6/12/03(PLZ)                                                                      5,070,000      1,207,135
                                                                                                                ------------
                                                                                                                   3,365,140
----------------------------------------------------------------------------------------------------------------------------
Portugal--0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts., 5.85%, 5/20/10(EUR)               350,000        305,325


8                       Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Russia--1.9%
Russian Federation Unsec. Unsub. Nts., 8.25%, 3/31/10                                          $      417,366   $    320,850
----------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Bonds, 8.25%, 3/31/10(10)                                                 1,545,000      1,204,096
----------------------------------------------------------------------------------------------------------------------------
Russian Federation Unsub. Nts., 5%, 3/31/30(2)                                                      9,811,875      4,649,602
                                                                                                                ------------
                                                                                                                   6,174,548
----------------------------------------------------------------------------------------------------------------------------
South Africa--0.9%
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10ZAR                                      20,115,000      2,798,606
----------------------------------------------------------------------------------------------------------------------------
Turkey--1.0%
Turkey (Republic of) Bonds, 11.75%, 6/15/10                                                         1,750,000      1,535,625
----------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                                       1,090,000        915,600
----------------------------------------------------------------------------------------------------------------------------
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09                                               785,000        716,313
                                                                                                                ------------
                                                                                                                   3,167,538
----------------------------------------------------------------------------------------------------------------------------
Ukraine--0.2%
Ukraine (Republic of) Unsec. Sr. Nts., 11%, 3/15/07                                                   882,700        689,278
----------------------------------------------------------------------------------------------------------------------------
Venezuela--1.3%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27                                                       3,995,000      2,766,538
----------------------------------------------------------------------------------------------------------------------------
Venezuela (Republic of) Debs., Series DL, 4.75%, 12/18/07(2)                                        1,807,596      1,507,084
                                                                                                                ------------
                                                                                                                   4,273,622
                                                                                                                ------------
Total Foreign Government Obligations (Cost $58,777,160)                                                           58,257,922
============================================================================================================================
Loan Participations--0.6%
----------------------------------------------------------------------------------------------------------------------------
Algeria (Republic of) Trust III Nts., Tranche 3, 1.125%, 3/4/10(1)(2)JPY                           28,219,263        163,191
----------------------------------------------------------------------------------------------------------------------------
Morocco (Kingdom of) Loan Participation Agreement, Tranche A, 5.094%, 1/1/09(1)(2)                  1,100,000      1,014,750
----------------------------------------------------------------------------------------------------------------------------
PT Bank Ekspor Impor Indonesia Nts., Series 4 yr., 10.344%, 8/25/02(1)(2)                             300,000        280,500
----------------------------------------------------------------------------------------------------------------------------
Shoshone Partners Loan Trust Sr. Nts., 6.064%, 4/28/02 (representing a basket of
reference loans and a total return swap between Chase Manhattan Bank and the Trust)(1)(2)             750,000        478,502
                                                                                                                ------------
Total Loan Participations (Cost $2,201,618)                                                                        1,936,943
============================================================================================================================
Corporate Bonds and Notes--41.5%
----------------------------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.5%
Alliant Techsystems, Inc., 8.50% Sr. Sub Nts., 5/15/11(4)                                             300,000        304,500
----------------------------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
8.875% Sr. Sub. Nts., 5/1/11(4)                                                                       400,000        398,000
9.50% Sr. Unsec. Sub. Nts., 11/1/08                                                                   250,000        255,000
----------------------------------------------------------------------------------------------------------------------------
Fairchild Corp., 10.75% Sr. Unsec. Sub. Nts., 4/15/09                                                 550,000        449,625
----------------------------------------------------------------------------------------------------------------------------
Greater Toronto Airports Authority, 5.40% Debs., 12/3/02CAD                                           240,000        159,421
----------------------------------------------------------------------------------------------------------------------------
SC International Services, Inc., 9.25% Sr. Sub. Nts., Series B, 9/1/07                                200,000        215,250
                                                                                                                ------------
                                                                                                                   1,781,796
----------------------------------------------------------------------------------------------------------------------------
Chemicals--1.2%
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07                                             200,000        205,000
----------------------------------------------------------------------------------------------------------------------------
Huntsman Corp./ICI Chemical Co. plc:
10.125% Sr. Unsec. Sub. Nts., 7/1/09                                                                  600,000        594,000
10.125% Sr. Unsec. Sub. Nts., 7/1/09(EUR)                                                             300,000        252,710
Zero Coupon Sr. Unsec. Disc. Nts., 13.09%, 12/31/09(8)                                                750,000        230,625
----------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.625% Sr. Sec. Nts., Series A, 5/1/07                                                                400,000        399,000
10.875% Sr. Sub. Nts., 5/1/09(6)                                                                      300,000        295,500


                       Oppenheimer Strategic Bond Fund/VA                      9

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Chemicals (continued)
MacDermid, Inc., 9.125% Sr. Sub. Nts., 7/15/11(4)                                              $      600,000   $    606,000
----------------------------------------------------------------------------------------------------------------------------
Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11(1)EUR                                           350,000        305,940
----------------------------------------------------------------------------------------------------------------------------
NL Industries, Inc., 11.75% Sr. Sec. Nts., 10/15/03                                                   111,000        110,445
----------------------------------------------------------------------------------------------------------------------------
PCI Chemicals Canada, Inc., 9.25% Sec. Nts., 10/15/07(9)(11)                                          175,000         85,750
----------------------------------------------------------------------------------------------------------------------------
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(9)(11)                                    250,000         80,000
----------------------------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 9% Sr. Unsec. Sub. Nts., Series B, 7/1/07                                        500,000        187,500
----------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals, Inc.:
11.75% Sr. Unsec. Sub. Nts., 8/15/06(9)                                                               540,000        132,300
12.375% Sr. Sec. Nts., Series B, 7/15/06(9)                                                           400,000        314,000
                                                                                                                ------------
                                                                                                                   3,798,770
----------------------------------------------------------------------------------------------------------------------------
Consumer Non-Durables--1.1%
AKI Holdings Corp., 0%/13.50% Sr. Disc. Debs., 7/1/09(12)                                             150,000         77,250
----------------------------------------------------------------------------------------------------------------------------
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08                                                             100,000         96,000
----------------------------------------------------------------------------------------------------------------------------
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08                               236,000        238,360
----------------------------------------------------------------------------------------------------------------------------
Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08                                               400,000        182,000
----------------------------------------------------------------------------------------------------------------------------
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(1)(9)(11)                       315,000             --
----------------------------------------------------------------------------------------------------------------------------
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07                                200,000         73,000
----------------------------------------------------------------------------------------------------------------------------
Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08                                                  800,000        724,000
----------------------------------------------------------------------------------------------------------------------------
Phillips-Van Heusen Corp., 9.50% Sr. Unsec. Sub. Nts., 5/1/08(1)                                      200,000        205,000
----------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 9.375% Sr. Sub. Nts., 6/1/11(4)                                               500,000        511,250
----------------------------------------------------------------------------------------------------------------------------
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                                1,000,000        720,000
----------------------------------------------------------------------------------------------------------------------------
Salton, Inc.:
10.75% Sr. Unsec. Sub. Nts., 12/15/05                                                                 425,000        425,000
12.25% Sr. Sub. Nts., 4/15/08(4)                                                                      400,000        410,000
----------------------------------------------------------------------------------------------------------------------------
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(1)(9)(11)                               70,000              7
----------------------------------------------------------------------------------------------------------------------------
Williams (J. B.) Holdings, Inc., 12% Sr. Nts., 3/1/04(1)                                              100,000         98,500
                                                                                                                ------------
                                                                                                                   3,760,367
----------------------------------------------------------------------------------------------------------------------------
Energy--2.6%
AEI Resources, Inc., 11.50% Sr. Sub. Nts., 12/15/06(4)(9)(11)                                         250,000         88,125
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp., 8.125% Sr. Nts., 4/1/11(4)                                                   500,000        470,000
----------------------------------------------------------------------------------------------------------------------------
Clark Refining & Marketing, Inc., 8.875% Sr. Sub. Nts., 11/15/07                                      200,000        153,000
----------------------------------------------------------------------------------------------------------------------------
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08                                                    600,000        585,000
----------------------------------------------------------------------------------------------------------------------------
Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11(4)                                                       400,000        407,000
----------------------------------------------------------------------------------------------------------------------------
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                                         400,000        430,000
----------------------------------------------------------------------------------------------------------------------------
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(1)                                  560,000        394,800
----------------------------------------------------------------------------------------------------------------------------
Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp., 10.375% Sr. Unsec. Sub. Nts.,
Series B, 6/1/09                                                                                      400,000        428,000
----------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co., 9.375% Sr. Unsec. Sub. Nts., Series B, 10/1/10                                      400,000        404,000
----------------------------------------------------------------------------------------------------------------------------
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                                     700,000        635,250
----------------------------------------------------------------------------------------------------------------------------
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                      403,000        427,180
----------------------------------------------------------------------------------------------------------------------------
Parker Drilling Co., 9.75% Sr. Unsec. Nts., Series D, 11/15/06                                        400,000        410,000
----------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.50% Sr. Sub. Nts., 9/15/27                                                     625,000        668,750
----------------------------------------------------------------------------------------------------------------------------
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07                                            370,000        375,550
----------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                     900,000        830,250


10                    Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Energy (continued)
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(4)                                                   $      700,000   $    705,250
----------------------------------------------------------------------------------------------------------------------------
Statia Terminals International NV/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts.,
Series B, 11/15/03(1)                                                                                 175,000        181,125
----------------------------------------------------------------------------------------------------------------------------
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07                                                      270,000        276,750
----------------------------------------------------------------------------------------------------------------------------
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(12)                           800,000        732,000
                                                                                                                ------------
                                                                                                                   8,602,030
----------------------------------------------------------------------------------------------------------------------------
Financial--3.7%
AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06                                                      600,000        606,000
----------------------------------------------------------------------------------------------------------------------------
AMRESCO, Inc.:
9.875% Sr. Sub. Nts., Series 98-A, 3/15/05(9)                                                         300,000        169,500
10% Sr. Sub. Nts., Series 97-A, 3/15/04(9)                                                            100,000         56,500
----------------------------------------------------------------------------------------------------------------------------
Bank Plus Corp., 12% Sr. Nts., 7/18/07(1)                                                               7,000          7,490
----------------------------------------------------------------------------------------------------------------------------
Conseco, Inc., 10.75% Sr. Unsec. Nts., 6/15/08                                                        700,000        689,500
----------------------------------------------------------------------------------------------------------------------------
Development Bank of Japan (The), 1.75% Unsec. Nts., 6/21/10JPY                                     72,000,000        617,675
----------------------------------------------------------------------------------------------------------------------------
European Investment Bank, 3% Eligible Interest Nts., 9/20/06JPY                                    70,000,000        638,413
----------------------------------------------------------------------------------------------------------------------------
Fuji JGB Investment LLC:
9.87% Non-Cum. Preferred Bonds, Series A, 12/31/49                                                    165,000        153,796
9.87% Non-Cum. Preferred Bonds, Series A, 12/31/49(4)                                               1,895,000      1,803,909
----------------------------------------------------------------------------------------------------------------------------
General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04GBP                                    540,000        767,133
----------------------------------------------------------------------------------------------------------------------------
Gold Eagle Capital Ltd., 10.337% Sec. Nts., 4/7/02(1)(2)                                              500,000        498,450
----------------------------------------------------------------------------------------------------------------------------
Hanvit Bank:
0%/12.75% Unsec. Sub. Nts., 3/1/10(4)(12)                                                             115,000        123,511
0%/12.75% Unsec. Sub. Nts., 3/1/10(12)                                                                 75,000         80,550
----------------------------------------------------------------------------------------------------------------------------
IBJ Preferred Capital Co. (The) LLC:
8.79% Bonds, 12/29/49(2)(4)                                                                         1,825,000      1,626,214
8.79% Non-Cum. Preferred Bonds, Series A, 12/29/49                                                    105,000         92,494
----------------------------------------------------------------------------------------------------------------------------
Inter-American Development Bank, 1.90% Unsec. Bonds, 7/8/09JPY                                     15,000,000        131,515
----------------------------------------------------------------------------------------------------------------------------
KfW International Finance, Inc., 1.75% Bonds, 3/23/10JPY                                           11,000,000         94,950
----------------------------------------------------------------------------------------------------------------------------
Korea Exchange Bank:
13.75% Unsec. Sub. Bonds, 6/30/10(2)                                                                  540,000        588,937
13.75% Unsec. Unsub. Bonds, 6/30/10(2)(4)                                                              30,000         32,505
----------------------------------------------------------------------------------------------------------------------------
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                               200,000        224,000
----------------------------------------------------------------------------------------------------------------------------
Local Financial Corp., 11% Sr. Nts., 9/8/04(1)                                                        150,000        150,750
----------------------------------------------------------------------------------------------------------------------------
Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27(1)                                                150,000        120,750
----------------------------------------------------------------------------------------------------------------------------
Ocwen Financial Corp., 11.875% Nts., 10/1/03                                                          150,000        144,000
----------------------------------------------------------------------------------------------------------------------------
Oesterreichische Kontrollbank AG, 1.80% Unsec. Nts., 3/22/10JPY                                    11,000,000         95,320
----------------------------------------------------------------------------------------------------------------------------
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04(1)(9)(11)                                90,000          1,800
----------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust:
9.125% Unsec. Unsub. Medium-Term Nts., 10/13/10                                                       990,000      1,050,637
9.125% Unsec. Unsub. Medium-Term Nts., 10/13/10(4)                                                    760,000        806,550
----------------------------------------------------------------------------------------------------------------------------
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08                       245,000        239,181
----------------------------------------------------------------------------------------------------------------------------
SBS Agro Finance BV, 10.25% Bonds, 7/21/01(1)(9)(11)                                                  339,000         15,255
----------------------------------------------------------------------------------------------------------------------------
Tokai Preferred Capital Co. LLC, 9.98% Non-Cum. Bonds, Series A, 12/29/49(4)                          680,000        650,907
                                                                                                                ------------
                                                                                                                  12,278,192


                        Oppenheimer Strategic Bond Fund/VA                    11

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Food & Drug--0.4%
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02(1)(9)(11)                                     $      500,000   $     31,875
----------------------------------------------------------------------------------------------------------------------------
Fleming Cos., Inc.:
10.125% Sr. Nts., 4/1/08(4)                                                                           400,000        412,000
10.625% Sr. Sub. Nts., Series B, 7/31/07                                                              500,000        515,000
----------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                    200,000        195,000
Shoppers Food Warehouse Corp., 9.75% Sr. Nts., 6/15/04                                                155,000        161,568
                                                                                                                ------------
                                                                                                                   1,315,443
----------------------------------------------------------------------------------------------------------------------------
Food/Tobacco--0.9%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08                                             300,000        256,500
----------------------------------------------------------------------------------------------------------------------------
Del Monte Corp., 9.25% Sr. Sub. Nts., 5/15/11(4)                                                      300,000        307,500
----------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 9.75% Sr. Unsec. Sub. Nts., 5/15/07                                               400,000        274,500
----------------------------------------------------------------------------------------------------------------------------
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05                                           200,000        154,000
----------------------------------------------------------------------------------------------------------------------------
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08                                          400,000        392,000
----------------------------------------------------------------------------------------------------------------------------
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07(1)                             200,000        155,000
----------------------------------------------------------------------------------------------------------------------------
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11(4)GBP                                      400,000        594,907
----------------------------------------------------------------------------------------------------------------------------
Winn-Dixie Stores, Inc., 8.875% Sr. Nts., 4/1/08                                                      800,000        814,000
                                                                                                                ------------
                                                                                                                   2,948,407
----------------------------------------------------------------------------------------------------------------------------
Forest Products/Containers--1.5%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07(13)                                                  400,000        370,000
----------------------------------------------------------------------------------------------------------------------------
Ball Corp.:
7.75% Sr. Unsec. Nts., 8/1/06                                                                         125,000        127,344
8.25% Sr. Unsec. Sub. Nts., 8/1/08                                                                    125,000        127,187
----------------------------------------------------------------------------------------------------------------------------
Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05(1)(9)(11)                                 250,000         79,062
----------------------------------------------------------------------------------------------------------------------------
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04                                                        900,000        558,000
----------------------------------------------------------------------------------------------------------------------------
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07                                     600,000        381,000
----------------------------------------------------------------------------------------------------------------------------
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09                                       750,000        799,687
----------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp.:
10.625% Sr. Unsec. Nts., 8/1/07                                                                       750,000        768,750
10.875% Sr. Sub. Nts., 4/1/08                                                                         250,000        241,250
----------------------------------------------------------------------------------------------------------------------------
SD Warren Co., 14% Unsec. Nts., 12/15/06(13)                                                          417,149        451,564
----------------------------------------------------------------------------------------------------------------------------
Stone Container Corp.:
9.25% Sr. Nts., 2/1/08(4)                                                                             200,000        204,250
9.75% Sr. Nts., 2/1/11(4)                                                                             600,000        615,000
----------------------------------------------------------------------------------------------------------------------------
U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                                    150,000        120,750
                                                                                                                ------------
                                                                                                                   4,843,844
----------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure--2.9%
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07                                                       275,000        275,000
----------------------------------------------------------------------------------------------------------------------------
Felcor Lodging LP, 8.50% Sr. Nts., 6/1/11(4)                                                          800,000        768,000
----------------------------------------------------------------------------------------------------------------------------
Florida Panthers Holdings, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                        450,000        461,250
----------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 8.45% Sr. Nts., Series C, 12/1/08                                               500,000        488,750
----------------------------------------------------------------------------------------------------------------------------
Hollywood Casino Corp., 11.25% Sr. Sec. Nts., 5/1/07                                                  250,000        265,000
----------------------------------------------------------------------------------------------------------------------------
Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07                                   325,000        300,625
----------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                   425,000        450,500
----------------------------------------------------------------------------------------------------------------------------
Intrawest Corp., 9.75% Sr. Nts., 8/15/08                                                              350,000        351,750
----------------------------------------------------------------------------------------------------------------------------
Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06(1)                                                       400,000        396,000


12                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Gaming/Leisure (continued)
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07                           $      750,000   $    789,375
----------------------------------------------------------------------------------------------------------------------------
Meristar Hospitality Corp.:
8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                                   325,000        325,000
9.125% Sr. Nts., 1/15/11(4)                                                                           600,000        607,500
----------------------------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11                                                 800,000        809,000
----------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority:
8.125% Sr. Nts., 1/1/06                                                                               300,000        305,250
8.75% Sr. Unsec. Sub. Nts., 1/1/09                                                                    700,000        722,750
----------------------------------------------------------------------------------------------------------------------------
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08(1)(9)(11)                                                  250,000             --
----------------------------------------------------------------------------------------------------------------------------
Premier Parks, Inc.:
0%/10% Sr. Disc. Nts., 4/1/08(12)                                                                     450,000        365,625
9.25% Sr. Nts., 4/1/06                                                                                100,000        100,000
9.75% Sr. Nts., 6/15/07                                                                               100,000        101,000
----------------------------------------------------------------------------------------------------------------------------
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06                                                200,000        200,000
----------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                            800,000        833,000
----------------------------------------------------------------------------------------------------------------------------
Trump Atlantic City Associates/Trump Atlantic City Funding, Inc., 11.25% First Mtg. Nts., 5/1/06       25,000         16,750
----------------------------------------------------------------------------------------------------------------------------
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04                          450,000        483,750
                                                                                                                ------------
                                                                                                                   9,415,875
----------------------------------------------------------------------------------------------------------------------------
Healthcare--1.9%
Beverly Enterprises, Inc., 9.625% Sr. Nts., 4/15/09(4)                                                800,000        824,000
----------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc., 13.50% Sr. Sub. Nts., Series B, 10/1/09               227,500        266,175
----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                                          900,000        879,750
----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08DEM                                       25,000         10,727
----------------------------------------------------------------------------------------------------------------------------
Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11(4)                      600,000        588,000
----------------------------------------------------------------------------------------------------------------------------
ICN Pharmaceuticals, Inc.:
8.75% Sr. Nts., 11/15/08(4)                                                                           200,000        207,000
9.75% Sr. Nts., 11/15/08(4)                                                                           350,000        360,500
----------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc., 9.625% Sr. Unsec. Sub. Nts., Series B, 11/1/07(1)                             250,000        231,250
----------------------------------------------------------------------------------------------------------------------------
Magellan Health Services, Inc.:
9% Sr. Sub. Nts., 2/15/08                                                                             700,000        663,250
9.375% Sr. Nts., 11/15/07(4)                                                                          700,000        714,875
----------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp., 8.625% Sr. Sub. Nts., 1/15/07                                                 650,000        677,625
----------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc., 8.75% Sr. Nts., 5/1/09(4)                                                      400,000        409,000
----------------------------------------------------------------------------------------------------------------------------
Unilab Finance Corp., 12.75% Sr. Sub. Nts., 10/1/09                                                   300,000        349,875
                                                                                                                ------------
                                                                                                                   6,182,027
----------------------------------------------------------------------------------------------------------------------------
Housing--1.5%
Blum CB Corp., 11.25% Sr. Unsec. Sub. Nts., 6/15/11(4)                                                500,000        493,750
----------------------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc.:
8% Sr. Nts., 2/1/09                                                                                   400,000        388,000
9.375% Sr. Unsec. Sub. Nts., 3/15/11                                                                  400,000        402,000
9.75% Sr. Sub. Nts., 9/15/10                                                                          400,000        410,000
----------------------------------------------------------------------------------------------------------------------------
Del Webb Corp., 10.25% Sr. Unsec. Sub. Nts., 2/15/10                                                  300,000        318,000
----------------------------------------------------------------------------------------------------------------------------
Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09                                         200,000        121,000
----------------------------------------------------------------------------------------------------------------------------
KB Home:
7.75% Sr. Nts., 10/15/04                                                                              300,000        301,500
9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                                   400,000        404,000


                        Oppenheimer Strategic Bond Fund/VA                    13

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Housing (continued)
Lennar Corp., 9.95% Sr. Unsec. Nts., Series B, 5/1/10                                          $      700,000   $    756,000
----------------------------------------------------------------------------------------------------------------------------
Nortek, Inc.:
9.125% Sr. Unsec. Nts., Series B, 9/1/07                                                              650,000        640,250
9.25% Sr. Nts., Series B, 3/15/07                                                                     150,000        148,500
9.875% Sr. Sub. Nts., 6/15/11(4)                                                                      500,000        483,750
                                                                                                                ------------
                                                                                                                   4,866,750
----------------------------------------------------------------------------------------------------------------------------
Information Technology--1.5%
Amkor Technology, Inc.:
9.25% Sr. Nts., 2/15/08(4)                                                                            250,000        236,250
9.25% Sr. Unsec. Nts., 5/1/06                                                                         700,000        679,000
----------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06                                                     162,500        151,937
----------------------------------------------------------------------------------------------------------------------------
Cherokee International LLC, 10.50% Sr. Unsec. Sub. Nts., Series B, 5/1/09                             500,000        380,000
----------------------------------------------------------------------------------------------------------------------------
Chippac International Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09                             600,000        586,500
----------------------------------------------------------------------------------------------------------------------------
Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05(1)                       250,000        128,750
----------------------------------------------------------------------------------------------------------------------------
Fairchild Semiconductor Corp.:
10.375% Sr. Unsec. Nts., 10/1/07                                                                      500,000        487,500
10.50% Sr. Unsec. Sub. Nts., 2/1/09                                                                   300,000        294,000
----------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08                                505,000        499,950
----------------------------------------------------------------------------------------------------------------------------
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                   500,000        500,000
----------------------------------------------------------------------------------------------------------------------------
Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05                                                   1,000,000        870,000
----------------------------------------------------------------------------------------------------------------------------
Seagate Technology International, Inc., 12.50% Sr. Unsec. Sub. Nts., 11/15/07(4)                      150,000        149,250
                                                                                                                 -----------
                                                                                                                   4,963,137
----------------------------------------------------------------------------------------------------------------------------
Manufacturing--0.9%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                                              300,000        304,500
----------------------------------------------------------------------------------------------------------------------------
Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08(4)                                                          800,000        776,000
----------------------------------------------------------------------------------------------------------------------------
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                               300,000        174,750
----------------------------------------------------------------------------------------------------------------------------
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07(1)                                                 150,000          8,250
----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08                                    300,000        203,250
----------------------------------------------------------------------------------------------------------------------------
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08(1)(9)(11)                                            500,000         12,500
----------------------------------------------------------------------------------------------------------------------------
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07(1)                                 150,000        117,750
----------------------------------------------------------------------------------------------------------------------------
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07                                                             400,000        190,000
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05                                125,000        126,719
----------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Unsec. Nts., Series D, 8/1/07(1)                                 300,000        262,500
----------------------------------------------------------------------------------------------------------------------------
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(1)                                         200,000         71,000
----------------------------------------------------------------------------------------------------------------------------
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07                          540,000        494,100
----------------------------------------------------------------------------------------------------------------------------
Terex Corp.:
8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                                   250,000        241,250
8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                                         100,000         96,500
----------------------------------------------------------------------------------------------------------------------------
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03                                                     50,000         47,750
                                                                                                                ------------
                                                                                                                   3,126,819
----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting--1.2%
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07                                 400,000        422,000
----------------------------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08                                             450,000        450,000


14                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Broadcasting (continued)
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09                     $      600,000   $    567,000
----------------------------------------------------------------------------------------------------------------------------
Emmis Escrow Corp., 0%/12.50% Sr. Disc. Nts., 3/15/11(4)(12)                                          800,000        456,000
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 11.625% Sr. Sub. Nts., 10/1/02                                            50,000         50,750
----------------------------------------------------------------------------------------------------------------------------
Radio One, Inc., 8.875% Sr. Sub Nts., 7/1/11(4)                                                       400,000        402,000
----------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc.:
8.75% Sr. Sub. Nts., 12/15/07                                                                         100,000         95,750
9% Sr. Unsec. Sub. Nts., 7/15/07                                                                      500,000        485,000
----------------------------------------------------------------------------------------------------------------------------
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09                                      800,000        748,000
----------------------------------------------------------------------------------------------------------------------------
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07                                               275,000        257,812
                                                                                                                ------------
                                                                                                                   3,934,312
----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video--4.0%
Adelphia Communications Corp.:
7.875% Sr. Unsec. Nts., 5/1/09                                                                        350,000        310,625
8.375% Sr. Nts., Series B, 2/1/08                                                                     100,000         92,000
9.25% Sr. Nts., 10/1/02                                                                               385,000        387,887
9.375% Sr. Nts., 11/15/09                                                                             500,000        480,000
10.25% Sr. Unsec. Sub. Nts., 6/15/11                                                                  500,000        495,000
10.50% Sr. Unsec. Nts., Series B, 7/15/04                                                              70,000         70,962
10.875% Sr. Unsec. Nts., 10/1/10                                                                      500,000        508,750
----------------------------------------------------------------------------------------------------------------------------
Callahan Nordrhein Westfalen, 14.125% Sr. Nts., 7/15/11(4)EUR                                         500,000        352,397
----------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.:
0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(12)                                                          1,750,000      1,203,125
8.25% Sr. Unsec. Nts., 4/1/07                                                                         400,000        381,000
10% Sr. Nts., 4/1/09                                                                                   50,000         51,000
10% Sr. Nts., 5/15/11(4)                                                                              600,000        612,000
10.75% Sr. Unsec. Nts., 10/1/09                                                                     1,500,000      1,586,250
11.125% Sr. Unsec. Nts., 1/15/11                                                                      500,000        530,000
----------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10                                                     200,000         59,000
----------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                                250,000        171,250
----------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05                                     825,000        565,125
----------------------------------------------------------------------------------------------------------------------------
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08                                                          50,000         31,750
----------------------------------------------------------------------------------------------------------------------------
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07                                            900,000        904,500
----------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                  1,045,000      1,029,325
----------------------------------------------------------------------------------------------------------------------------
EchoStar II Sinking Fund, 8.25% Bonds, 11/9/01(1)                                                      18,056         18,056
----------------------------------------------------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09                                     400,000        416,000
----------------------------------------------------------------------------------------------------------------------------
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13(4)                                       450,000        434,250
----------------------------------------------------------------------------------------------------------------------------
NTL Communications Corp.:
0%/9.75% Sr. Unsec. Nts., Series B, 4/15/09(12)GBP                                                    775,000        370,586
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR                                                         200,000        104,555
----------------------------------------------------------------------------------------------------------------------------
NTL, Inc.:
0%/9.75% Sr. Deferred Coupon Nts., Series B, 4/1/08(12)                                               300,000        131,250
0%/10.75% Sr. Unsec. Unsub. Nts., Series B, 4/1/08(12)GBP                                             115,000         69,546
10% Sr. Nts., Series B, 2/15/07                                                                       100,000         65,500
----------------------------------------------------------------------------------------------------------------------------
Rogers Cablesystems Ltd., 10% Second Priority Sr. Sec. Debs., 12/1/07                                 200,000        216,000
----------------------------------------------------------------------------------------------------------------------------
Rogers Communications, Inc., 8.75% Sr. Nts., 7/15/07CAD                                               400,000        257,314


                        Oppenheimer Strategic Bond Fund/VA                    15

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Cable/Wireless Video (continued)
Telewest Communications plc:
0%/9.875% Sr. Disc. Nts., 4/15/09(12)GBP                                                              425,000   $    286,906
11% Sr. Disc. Debs., 10/1/07                                                                          200,000        169,500
----------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(12)                  770,000        261,800
----------------------------------------------------------------------------------------------------------------------------
United Pan-Europe Communications NV:
0%/13.375% Sr. Unsec. Disc. Nts., Series B, 11/1/09(12)                                               500,000         82,500
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(12)                                                 200,000         31,000
10.875% Sr. Nts., 8/1/09EUR                                                                           750,000        222,232
11.25% Sr. Nts., Series B, 11/1/09EUR                                                                 250,000         73,548
                                                                                                                ------------
                                                                                                                  13,032,489
----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Diversified Media--0.8%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                                           500,000        452,500
----------------------------------------------------------------------------------------------------------------------------
IPC Magazines Group plc:
0%/10.75% Bonds, 3/15/08(12)GBP                                                                       200,000        206,741
9.625% Bonds, 3/15/08GBP                                                                              300,000        383,947
----------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                                  150,000        153,750
----------------------------------------------------------------------------------------------------------------------------
Lamar Media Corp., 9.625% Sr. Unsec. Sub. Nts., 12/1/06                                                50,000         52,750
----------------------------------------------------------------------------------------------------------------------------
Mail-Well I Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 12/15/08                                     600,000         19,000
----------------------------------------------------------------------------------------------------------------------------
Penton Media, Inc., 10.375% Sr. Sub. Nts., 6/15/11(4)                                                 300,000        297,000
----------------------------------------------------------------------------------------------------------------------------
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp., 12.75% Sr. Sub. Nts.,
11/15/09                                                                                              800,000        725,000
                                                                                                                ------------
                                                                                                                   2,790,688
----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications--3.3%
360networks, Inc., 13% Sr. Unsec. Nts., 5/1/08(9)EUR                                                  250,000          3,704
----------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07                                         300,000        139,500
----------------------------------------------------------------------------------------------------------------------------
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(12)                      600,000        345,000
----------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(4)(9)(11)                                                   400,000         59,000
----------------------------------------------------------------------------------------------------------------------------
COLT Telecom Group plc:
0%/12% Sr. Unsec. Disc. Nts., 12/15/06(12)                                                            400,000        362,000
7.625% Bonds, 7/31/08DEM                                                                              500,000        168,815
10.125% Sr. Nts., 11/30/07GBP                                                                         100,000        132,202
----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07                                             80,000         24,800
----------------------------------------------------------------------------------------------------------------------------
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(12)                               800,000         68,000
----------------------------------------------------------------------------------------------------------------------------
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07(1)                                                        200,000        125,000
----------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc.:
10.75% Sr. Unsec. Sub. Nts., 12/15/09                                                                 600,000        207,000
11.25% Sr. Nts., 7/1/08                                                                               665,000        232,750
11.625% Sr. Nts., 7/15/10                                                                             250,000         87,500
----------------------------------------------------------------------------------------------------------------------------
FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08(1)(12)                                250,000         10,000
----------------------------------------------------------------------------------------------------------------------------
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10EUR                                                                          150,000         83,178
11.625% Sr. Unsec. Nts., 3/30/10                                                                      150,000         95,250
----------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp.:
0%/12.125% Sr. Unsec. Disc. Nts., 2/15/08(12)                                                         150,000         32,250
11.875% Sr. Unsec. Nts., Series B, 1/15/10                                                            375,000        122,344
----------------------------------------------------------------------------------------------------------------------------
Global Crossing Holdings Ltd.:
8.70% Sr. Nts., 8/1/07(4)                                                                             700,000        535,500
9.625% Sr. Unsec. Nts., 5/15/08                                                                       500,000        397,500


16                     Oppenheimer strategic bond fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06(9)EUR                                      250,000   $     32,277
----------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                          500,000        147,500
----------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.:
0%/11.25% Sr. Disc. Nts., Series B, 7/15/07(12)                                                       300,000        265,500
0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(12)                                                        500,000        367,500
8.875% Sr. Nts., 11/1/07                                                                              365,000        359,525
----------------------------------------------------------------------------------------------------------------------------
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon Nts., Series B, 2/1/06                    500,000        340,000
----------------------------------------------------------------------------------------------------------------------------
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR                                                      800,000        253,980
----------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(12)                              900,000         81,000
----------------------------------------------------------------------------------------------------------------------------
KPNQwest BV, 8.875% Sr. Nts., 2/1/08(4)EUR                                                            800,000        521,506
----------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc.:
0%/10.50% Sr. Disc. Nts., 12/1/08(12)                                                                 800,000        208,000
9.125% Sr. Unsec. Nts., 5/1/08                                                                        500,000        210,000
11% Sr. Unsec. Nts., 3/15/08                                                                          550,000        244,750
11.25% Sr. Unsec. Nts., 3/15/10                                                                       450,000        193,500
----------------------------------------------------------------------------------------------------------------------------
McLeodUSA, Inc.:
8.125% Sr. Unsec. Nts., 2/15/09                                                                       600,000        319,500
8.375% Sr. Nts., 3/15/08                                                                              513,000        279,585
11.375% Sr. Nts., 1/1/09                                                                              500,000        317,500
----------------------------------------------------------------------------------------------------------------------------
Metromedia Fiber Network, Inc.:
10% Sr. Nts., 12/15/09                                                                                550,000        211,750
10% Sr. Unsec. Nts., Series B, 11/15/08                                                               400,000        154,000
----------------------------------------------------------------------------------------------------------------------------
Metromedia International Group, Inc., 10.50% Sr. Unsec. Disc. Nts., 9/30/07(1)(2)                     477,966        241,373
----------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10                            300,000         79,500
----------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(9)                                       350,000         17,500
----------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc., 13% Sr. Nts., 8/15/10(1)                                                                450,000        317,250
----------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(1)(9)(11)                                                100,000         40,500
----------------------------------------------------------------------------------------------------------------------------
PSINet, Inc.:
10.50% Sr. Unsec. Nts., 12/1/06(9)EUR                                                                 100,000          3,810
11% Sr. Nts., 8/1/09(9)                                                                               300,000         19,500
----------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                           500,000        207,500
----------------------------------------------------------------------------------------------------------------------------
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10                                  500,000         17,500
----------------------------------------------------------------------------------------------------------------------------
RSL Communications plc:
0%/10% Bonds, 3/15/08(9)(11)(12)DEM                                                                   100,000            649
10.50% Sr. Unsec. Nts., 11/5/08(9)(11)                                                                150,000          4,875
12.875% Sr. Unsec. Nts., 3/1/10(9)(11)                                                                350,000         11,375
----------------------------------------------------------------------------------------------------------------------------
Shaw Communications, Inc., 8.54% Debs., 9/30/27CAD                                                    340,000        206,175
----------------------------------------------------------------------------------------------------------------------------
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR                                                         500,000        245,514
----------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07(9)                                                           500,000          3,750
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08                            100,000         90,250
----------------------------------------------------------------------------------------------------------------------------
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11                                       600,000        543,000
----------------------------------------------------------------------------------------------------------------------------
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(9)                                                        500,000         15,000
----------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(1)(12)                               750,000         41,250
----------------------------------------------------------------------------------------------------------------------------
Williams Communications Group, Inc.:
10.875% Sr. Unsec. Nts., 10/1/09                                                                      600,000        246,000
11.875% Sr. Unsec. Nts., 8/1/10                                                                       500,000        210,000


                        Oppenheimer Strategic Bond Fund/VA                    17

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Telecommunications (continued)
Winstar Communications, Inc., 12.75% Sr. Nts., 4/15/10(9)(11)                                  $      250,000   $      3,125
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
9% Sr. Unsec. Nts., 3/15/08                                                                           250,000         71,250
9.625% Sr. Nts., 10/1/07                                                                              350,000        103,250
10.75% Sr. Unsec. Nts., 11/15/08                                                                      300,000         97,500
10.75% Sr. Unsec. Nts., 6/1/09                                                                        500,000        162,500
                                                                                                                ------------
                                                                                                                  10,738,562
----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications--4.6%
Alamosa Delaware, Inc., 12.50% Sr. Nts., 2/1/11(4)                                                    400,000        362,000
----------------------------------------------------------------------------------------------------------------------------
American Cellular Corp., 9.50% Sr. Unsec. Sub. Nts., 10/15/09(4)                                      600,000        567,000
----------------------------------------------------------------------------------------------------------------------------
American Tower Corp., 9.375% Sr. Nts., 2/1/09(4)                                                    1,000,000        937,500
----------------------------------------------------------------------------------------------------------------------------
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(1)(9)(12)                           400,000            500
----------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(12)                                                                500,000        313,750
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(12)                                                        500,000        392,500
9.375% Sr. Nts., 8/1/11(4)                                                                            600,000        544,500
----------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(12)                                         1,000,000        395,000
----------------------------------------------------------------------------------------------------------------------------
IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10(12)                                                 300,000        123,000
----------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10                                           275,000        182,875
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06                                            300,000        226,500
----------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc.:
0%/11.125% Sr. Disc. Nts., Series B, 10/15/07(12)CAD                                                  300,000        109,219
0%/14% Sr. Disc. Nts., Series B, 6/1/06(12)                                                           300,000        223,500
----------------------------------------------------------------------------------------------------------------------------
Millicom International Cellular SA, 13.50% Sr. Disc. Nts., 6/1/06                                     410,000        354,650
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08(12)                                                                  245,000        153,738
0%/10.65% Sr. Disc. Nts., 9/15/07(12)                                                                 750,000        531,563
9.375% Sr. Unsec. Nts., 11/15/09                                                                      600,000        477,000
----------------------------------------------------------------------------------------------------------------------------
Nextel Partners, Inc., 11% Sr. Unsec. Nts., 3/15/10                                                   250,000        197,500
----------------------------------------------------------------------------------------------------------------------------
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(1)                                                          735,000        848,925
----------------------------------------------------------------------------------------------------------------------------
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(1)(9)(11)                              200,000          3,000
----------------------------------------------------------------------------------------------------------------------------
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(12)                                    675,000        246,375
----------------------------------------------------------------------------------------------------------------------------
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(12)                                    600,000        312,000
----------------------------------------------------------------------------------------------------------------------------
Price Communications Wireless, Inc.:
9.125% Sr. Sec. Nts., Series B, 12/15/06                                                              250,000        260,000
11.75% Sr. Sub. Nts., 7/15/07                                                                         275,000        295,625
----------------------------------------------------------------------------------------------------------------------------
Real Time Data Co., 13% Disc. Nts., 5/31/09(1)(13)                                                    142,981        144,996
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08                                         300,000        292,500
----------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(12)                                                            1,200,000        966,000
10.25% Sr. Unsec. Nts., 2/1/09                                                                        800,000        736,000
----------------------------------------------------------------------------------------------------------------------------
Spectrasite Holdings, Inc.:
0%/12% Sr. Disc. Nts., 7/15/08(12)                                                                    500,000        271,250
0%/12.875% Sr. Unsec. Disc. Nts., Series B, 3/15/10(12)                                               300,000        127,500
----------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 0%/12.50% Sr. Disc. Nts., 8/15/06(12)                65,000         68,085


18                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Media/Entertainment: Wireless Communications (continued)
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(12)                                             $      300,000   $    189,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10                                                                 600,000        567,000
----------------------------------------------------------------------------------------------------------------------------
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(12)                                                     350,000        224,000
10.375% Sr. Sub. Nts., 1/15/11                                                                        400,000        368,000
----------------------------------------------------------------------------------------------------------------------------
Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(12)                                                         400,000        324,500
9.375% Sr. Unsec. Sub. Nts., 2/1/11                                                                   300,000        292,500
----------------------------------------------------------------------------------------------------------------------------
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(12)                        900,000        446,625
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09                                       1,699,000      1,945,355
----------------------------------------------------------------------------------------------------------------------------
                                                                                                                  15,021,531
                                                                                                                ------------
Metals/Minerals--1.2%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09                                                                       500,000        490,000
9.125% Sr. Nts., 12/15/06                                                                             300,000        309,000
----------------------------------------------------------------------------------------------------------------------------
Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09                                   400,000        338,000
----------------------------------------------------------------------------------------------------------------------------
California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09                            200,000        177,000
----------------------------------------------------------------------------------------------------------------------------
Centaur Mining & Exploration Ltd., 11% Sr. Nts., 12/1/07(9)(11)                                       100,000         10,500
----------------------------------------------------------------------------------------------------------------------------
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08(4)                                                500,000        522,500
----------------------------------------------------------------------------------------------------------------------------
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08                                     500,000        297,500
----------------------------------------------------------------------------------------------------------------------------
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03                                      1,000,000        895,000
----------------------------------------------------------------------------------------------------------------------------
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(12)                                       300,000        139,500
----------------------------------------------------------------------------------------------------------------------------
Metallurg, Inc., 11% Sr. Nts., 12/1/07(1)                                                             500,000        457,500
----------------------------------------------------------------------------------------------------------------------------
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09                                       800,000        284,000
                                                                                                                ------------
                                                                                                                   3,920,500
----------------------------------------------------------------------------------------------------------------------------
Retail--0.2%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(12)                                            500,000        333,750
----------------------------------------------------------------------------------------------------------------------------
Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                                200,000         81,000
----------------------------------------------------------------------------------------------------------------------------
Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                            100,000         92,500
----------------------------------------------------------------------------------------------------------------------------
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08                                                    100,000         93,500
                                                                                                                ------------
                                                                                                                     600,750
----------------------------------------------------------------------------------------------------------------------------
Service--2.7%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                              435,000        427,388
8.875% Sr. Sec. Nts., 4/1/08(4)                                                                       800,000        825,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09                                                          1,700,000      1,755,250
----------------------------------------------------------------------------------------------------------------------------
American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts., Series B, 10/15/08                       425,000        422,875
----------------------------------------------------------------------------------------------------------------------------
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(12)                                               50,000          3,813
----------------------------------------------------------------------------------------------------------------------------
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(1)                                                   100,000         60,500
----------------------------------------------------------------------------------------------------------------------------
Brand Scaffold Service, Inc., 10.25% Sr. Unsec. Nts., 2/15/08                                         300,000        280,125
----------------------------------------------------------------------------------------------------------------------------
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06                                                    700,000        283,500
----------------------------------------------------------------------------------------------------------------------------
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07                                                            350,000        331,625
----------------------------------------------------------------------------------------------------------------------------
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                                 500,000        510,000
----------------------------------------------------------------------------------------------------------------------------
Integrated Electrical Services, Inc., 9.375% Sr. Sub. Nts., 2/1/09(4)                                 700,000        689,500


                        Oppenheimer Strategic Bond Fund/VA                    19

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Service (continued)
Iron Mountain, Inc., 8.75% Sr. Sub. Nts., 9/30/09(1)                                           $      150,000   $    153,750
----------------------------------------------------------------------------------------------------------------------------
IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09                                         200,000        189,000
----------------------------------------------------------------------------------------------------------------------------
Key3Media Group, Inc., 11.25% Sr. Sub. Nts., 6/15/11                                                  500,000        492,500
----------------------------------------------------------------------------------------------------------------------------
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                                       500,000        497,500
----------------------------------------------------------------------------------------------------------------------------
Pentacon, Inc., 12.25% Sr. Unsec. Nts., Series B, 4/1/09(1)                                           550,000        277,750
----------------------------------------------------------------------------------------------------------------------------
Protection One, Inc./Protection One Alarm Monitoring, Inc., 7.375% Sr. Unsec. Nts., 8/15/05           400,000        306,000
----------------------------------------------------------------------------------------------------------------------------
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(1)(9)(11)                                          400,000             40
----------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.:
9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09                                                         400,000        376,000
10.75% Sr. Unsec. Nts., 4/15/08(4)                                                                    600,000        624,000
----------------------------------------------------------------------------------------------------------------------------
URS Corp., 12.25% Sr. Sub. Nts., Series B, 5/1/09                                                     500,000        513,750
                                                                                                                  ----------
                                                                                                                   9,019,866
----------------------------------------------------------------------------------------------------------------------------
Transportation--1.7%
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                                  450,000        430,313
----------------------------------------------------------------------------------------------------------------------------
Amtran, Inc.:
9.625% Nts., 12/15/05                                                                                 100,000         85,500
10.50% Sr. Nts., 8/1/04                                                                               700,000        619,500
----------------------------------------------------------------------------------------------------------------------------
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08                                                                               100,000         70,500
9.375% Sr. Unsec. Nts., 11/15/06                                                                      300,000        217,500
10.75% Sr. Nts., 8/1/05                                                                               125,000         98,125
----------------------------------------------------------------------------------------------------------------------------
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts., Series B, 7/15/07(1)(9)(11)                          75,000         10,125
----------------------------------------------------------------------------------------------------------------------------
Collins & Aikman Products Co., 11.50% Sr. Unsec. Sub. Nts., 4/15/06                                   600,000        570,000
----------------------------------------------------------------------------------------------------------------------------
Delco Remy International, Inc., 11% Sr. Sub. Nts., 5/1/09(4)                                          300,000        313,500
----------------------------------------------------------------------------------------------------------------------------
Dura Operating Corp.:
9% Sr. Sub. Nts., 5/1/09(4)                                                                           500,000        472,500
9% Sr. Sub. Nts., Series B, 5/1/09EUR                                                                 400,000        313,242
----------------------------------------------------------------------------------------------------------------------------
Hayes Lemmerz International, Inc., 11.875% Sr. Nts., 6/15/06(4)                                       600,000        585,000
----------------------------------------------------------------------------------------------------------------------------
Hayes Wheels International, Inc., 9.125% Sr. Unsec. Sub. Nts., Series B, 7/15/07                      250,000        190,000
----------------------------------------------------------------------------------------------------------------------------
Lear Corp., 9.50% Sub. Nts., 7/15/06                                                                  200,000        208,500
----------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc., Units (each unit consists of $1,000 principal amount of
12% first priority ship mtg. sr. sec. nts., 7/15/05 and one warrant to purchase five shares
of common stock)(1)(2)(14)                                                                            250,000        137,500
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(4)                         175,000         97,125
----------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07                              800,000        492,000
----------------------------------------------------------------------------------------------------------------------------
Tenneco, Inc., 11.625% Sr. Unsec. Sub. Nts., Series B, 10/15/09                                       400,000        206,000
----------------------------------------------------------------------------------------------------------------------------
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04(9)(11)                                     430,000        432,150
                                                                                                                  ----------
                                                                                                                   5,549,080
----------------------------------------------------------------------------------------------------------------------------
Utility--1.2%
AES Corp. (The):
8.75% Sr. Unsec. Unsub. Nts., 6/15/08                                                                 500,000        493,750
8.875% Sr. Unsec. Nts., 2/15/11                                                                       500,000        491,250
----------------------------------------------------------------------------------------------------------------------------
AES Drax Energy Ltd., 11.25% Sr. Sec. Bonds, 8/30/10GBP                                               400,000        617,410
----------------------------------------------------------------------------------------------------------------------------
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10                                               200,000        207,000
----------------------------------------------------------------------------------------------------------------------------
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                                 400,000        394,000
----------------------------------------------------------------------------------------------------------------------------
Central Termica Guemes SA, 2% Unsec. Unsub. Bonds, 9/26/10(1)(2)                                       90,000          9,900


20                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Utility (continued)
CMS Energy Corp.:
8.50% Sr. Nts., 4/15/11                                                                               500,000   $    486,420
9.875% Sr. Unsec. Nts., 10/15/07                                                                      800,000        834,889
----------------------------------------------------------------------------------------------------------------------------
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                                    250,000        270,440
Funding Corp./Beaver Valley Funding Corp., 9% Second Lease Obligation Bonds, 6/1/17                   199,000        213,266
                                                                                                                ------------
                                                                                                                   4,018,325
                                                                                                                ------------
Total Corporate Bonds and Notes (Cost $162,164,507)                                                              136,509,560

                                                                                                      Shares
============================================================================================================================
Preferred Stocks--1.5%
----------------------------------------------------------------------------------------------------------------------------
AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg.(1)(13)                                             3,627             36
----------------------------------------------------------------------------------------------------------------------------
BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26(1)                                      100,000         89,250
----------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd., Series A, Vtg.(1)(13)                                                                  26,794        669,850
----------------------------------------------------------------------------------------------------------------------------
Contour Energy Co., $2.625 Cum. Cv., Vtg.(11)                                                           1,800         18,090
----------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc., 10.875% Cum. Cv., Series B, Non-Vtg.                                                 46,000        737,840
----------------------------------------------------------------------------------------------------------------------------
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                               2,000         96,600
----------------------------------------------------------------------------------------------------------------------------
Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg.(1)(11)                                              5,000        148,750
----------------------------------------------------------------------------------------------------------------------------
Dobson Communications Corp.:
12.25% Sr. Exchangeable, Non-Vtg.(13)                                                                     305        275,262
13% Sr. Exchangeable, Non-Vtg.(13)                                                                        387        341,527
----------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(1)(13)                                      216             22
----------------------------------------------------------------------------------------------------------------------------
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(1)                            5,000         82,500
----------------------------------------------------------------------------------------------------------------------------
Earthwatch, Inc., 12% Cv. Sr., Series C, Non-Vtg.(1)                                                    5,096          2,548
----------------------------------------------------------------------------------------------------------------------------
Fidelity Federal Bank, l2% Non-Cum. Exchangeable, Series A, Non-Vtg.(1)                                    20            505
----------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg.(1)(13)                                                  151              2
----------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 7% Cv., Series E, Non-Vtg.                                             2,100         42,787
----------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc.:
13%(1)(13)                                                                                                 21          8,453
Units (each unit consists of $1,000 principal amount of 13% sr. exchangeable
preferred stock and one warrant to purchase 30 shares of common stock)(1)(13)(14)                          50         20,125
----------------------------------------------------------------------------------------------------------------------------
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(1)(11)(13)                     6,061            758
----------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(13)                                 140         84,350
----------------------------------------------------------------------------------------------------------------------------
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(13)                                    28        258,300
----------------------------------------------------------------------------------------------------------------------------
Premcor USA, Inc., 11.50% Cum. Sr., Non-Vtg.(1)(13)                                                        70         23,275
----------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc.:
8.625% Exchangeable, Series H, Non-Vtg.                                                                10,000        762,500
9.20% Exchangeable, Series F, Non-Vtg.(1)                                                               1,000         78,250
----------------------------------------------------------------------------------------------------------------------------
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(13)                                            565        470,363
----------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc.:
13.75% Exchangeable, Non-Vtg.(1)                                                                            3          6,525
13.75% Exchangeable, Series B, Non-Vtg.(1)(13)                                                             10         21,750
----------------------------------------------------------------------------------------------------------------------------
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(1)                                       4,600        460,000
----------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc.:
13.50% Sr., Series E, Non-Vtg.(13)                                                                        295         18,438
14% Cum. Sr. Exchangeable Redeemable, Non-Vtg.(13)                                                     23,391        111,107
                                                                                                                ------------
Total Preferred Stocks (Cost $9,136,214)                                                                           4,829,763


                        Oppenheimer Strategic Bond Fund/VA                    21

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                                Market Value
                                                                                                   Shares       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Common Stocks--0.2%
-----------------------------------------------------------------------------------------------------------------------------
Adelphia Business Solutions, Inc., Cl. B(11)                                                              363   $      1,488
----------------------------------------------------------------------------------------------------------------------------
Aurora Foods, Inc.(1)(11)                                                                               5,313         14,558
----------------------------------------------------------------------------------------------------------------------------
Celcaribe SA(1)(11)                                                                                    24,390         39,634
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp.(1)(11)                                                                         20,099        129,840
----------------------------------------------------------------------------------------------------------------------------
CRIIMI MAE, Inc.                                                                                      419,754        260,247
----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. (Liquidation Trust Certificates)(1)(11)                                        90              1
----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc., Series B (Escrowed)(1)(11)                                                   210            630
----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd.(11)                                                              6,016         10,227
----------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc.                                                                           268          3,993
----------------------------------------------------------------------------------------------------------------------------
OpTel, Inc., Non-Vtg.(1)(11)                                                                              210              2
----------------------------------------------------------------------------------------------------------------------------
Premier Holdings Ltd.(1)(11)                                                                           18,514             --
----------------------------------------------------------------------------------------------------------------------------
Purina Mills, Inc.(11)                                                                                  4,188        100,512
----------------------------------------------------------------------------------------------------------------------------
SF Holdings Group, Inc., Cl. C(1)(11)                                                                     370          1,850
----------------------------------------------------------------------------------------------------------------------------
Southern Pacific Funding Corp. Liquidating Trust(1)(11)                                                83,868             --
----------------------------------------------------------------------------------------------------------------------------
Star Gas Partners LP                                                                                      187          3,899
----------------------------------------------------------------------------------------------------------------------------
Wilshire Financial Services Group, Inc.(11)                                                             6,273         11,919
----------------------------------------------------------------------------------------------------------------------------
WRC Media Corp.(1)(11)                                                                                  1,082             11
                                                                                                                ------------
Total Common Stocks (Cost $576,061)                                                                                  578,811

                                                                                                        Units
----------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates--0.5%
----------------------------------------------------------------------------------------------------------------------------
ASAT Finance LLC Wts., Exp. 11/1/06(1)                                                                    250         12,625
----------------------------------------------------------------------------------------------------------------------------
CGA Group Ltd. Wts., Exp. 6/16/07(1)                                                                   16,000          4,800
----------------------------------------------------------------------------------------------------------------------------
Charles River Laboratories International, Inc. Wts., Exp. 10/1/09(1)                                      350          6,475
----------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp. Wts.:
Exp. 1/23/03(1)                                                                                         1,668             --
Exp. 1/23/03(1)                                                                                           953             --
Exp. 5/1/05(1)                                                                                          2,181             --
Exp. 9/1/04(1)                                                                                          2,800             --
----------------------------------------------------------------------------------------------------------------------------
COLO.com, Inc. Wts., Exp. 3/15/10(1)                                                                      400              4
----------------------------------------------------------------------------------------------------------------------------
Comunicacion Celular SA Wts., Exp. 11/15/03(1)                                                            200              4
----------------------------------------------------------------------------------------------------------------------------
Concentric Network Corp. Wts., Exp. 12/15/07(1)                                                           100          1,550
----------------------------------------------------------------------------------------------------------------------------
Covergent Communications, Inc. Wts., Exp. 4/1/08(1)                                                       400            140
----------------------------------------------------------------------------------------------------------------------------
Equinix, Inc. Wts., Exp. 12/1/07(1)                                                                       200          4,025
----------------------------------------------------------------------------------------------------------------------------
Geotek Communications, Inc. Wts., Exp. 7/15/05(1)                                                       7,500             75
----------------------------------------------------------------------------------------------------------------------------
Golden State Bancorp, Inc. Litigation Wts                                                               2,404          3,149
----------------------------------------------------------------------------------------------------------------------------
HF Holdings, Inc. Wts., Exp. 9/27/09(1)                                                                   530             53
----------------------------------------------------------------------------------------------------------------------------
Horizon PCS, Inc. Wts., Exp. 10/1/10(1)                                                                 1,000         19,875
----------------------------------------------------------------------------------------------------------------------------
ICG Communications, Inc. Wts., Exp. 9/15/05(1)                                                            825             87
----------------------------------------------------------------------------------------------------------------------------
ICO Global Communication Holdings Ltd. Wts.:
Exp. 5/16/06(1)                                                                                         1,509             75
Exp. 5/16/06                                                                                                2             --
----------------------------------------------------------------------------------------------------------------------------
In-Flight Phone Corp. Wts., Exp. 8/31/02(1)                                                               200             --
----------------------------------------------------------------------------------------------------------------------------
Insilco Corp. Wts., Exp. 8/15/07(1)                                                                       270              3


22                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Investments (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                                Market Value
                                                                                                     Units      See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates (continued)
-----------------------------------------------------------------------------------------------------------------------------
IPCS, Inc. Wts., Exp. 6/15/10(1)                                                                          300   $      6,150
----------------------------------------------------------------------------------------------------------------------------
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(1)                                                          725            362
----------------------------------------------------------------------------------------------------------------------------
Leap Wireless International, Inc. Wts., Exp. 4/15/10(1)                                                   275         11,033
----------------------------------------------------------------------------------------------------------------------------
Long Distance International, Inc. Wts., Exp. 4/13/08(1)                                                   200              2
----------------------------------------------------------------------------------------------------------------------------
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(1)                                                   150              2
----------------------------------------------------------------------------------------------------------------------------
Mexico Value Rts., Exp. 6/30/03                                                                        20,071            192
----------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(4)                                                   600         11,700
----------------------------------------------------------------------------------------------------------------------------
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(1)                                                         250              3
----------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co. Wts., Exp. 6/5/03                                                    163,560      1,585,992
----------------------------------------------------------------------------------------------------------------------------
Ntelos, Inc. Wts., Exp. 8/15/10(1)                                                                        450          2,306
----------------------------------------------------------------------------------------------------------------------------
Occidente y Caribe Celular SA Wts., Exp. 3/15/04(1)                                                       800              8
----------------------------------------------------------------------------------------------------------------------------
Pathmark Stores, Inc. Wts., Exp. 9/19/10                                                                5,710         50,134
----------------------------------------------------------------------------------------------------------------------------
PLD Telekom, Inc.:
Wts., Exp. 6/1/06 (cv. into Metromedia International Group, Inc.)(1)                                      300             15
14% Sr. Disc. Nts. Wts., Exp. 3/31/03 (cv. into Metromedia International Group, Inc.)(1)                  300              3
----------------------------------------------------------------------------------------------------------------------------
Real Time Data Co. Wts., Exp. 5/31/04(1)                                                               36,431            364
----------------------------------------------------------------------------------------------------------------------------
Republic Technologies International LLC Wts., Exp. 7/15/09(1)                                             200              2
----------------------------------------------------------------------------------------------------------------------------
Telus Corp. Wts., Exp. 9/15/05                                                                            269          4,035
----------------------------------------------------------------------------------------------------------------------------
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08(1)                                                        175          1,313
----------------------------------------------------------------------------------------------------------------------------
WAM!NET, Inc. Wts., Exp. 3/1/05(1)                                                                      1,500             15
----------------------------------------------------------------------------------------------------------------------------
Total Rights, Warrants and Certificates (Cost $1,664,019)                                                          1,726,571

                                                                                                   Principal
                                                                                                   Amount
-----------------------------------------------------------------------------------------------------------------------------
Structured Instruments--1.8%
-----------------------------------------------------------------------------------------------------------------------------
Credit Suisse First Boston Corp. (New York Branch), Russian Obligatzii
Federal'nogo Zaima Linked Nts.:
Series 27005, 20.055%, 10/9/02(1)(2)RUR                                                             9,307,830        286,449
Series 27005, 20.055%, 10/9/02(1)(2)RUR                                                               277,180          8,530
Series 27006, 20.055%, 1/22/03(1)(2)RUR                                                             5,003,930        151,713
Series 27006, 20.055%, 1/22/03(1)(2)RUR                                                               277,180          8,404
Series 27007, 20.055%, 2/5/03(1)(2)RUR                                                              7,647,050        231,718
Series 27007, 20.055%, 2/5/03(1)(2)RUR                                                                277,180          8,399
Series 27008, 20.055%, 5/21/03(1)(2)RUR                                                             3,315,240         99,047
Series 27008, 20.055%, 5/21/03(1)(2)RUR                                                               277,180          8,281
Series 27009, 20.055%, 6/4/03(1)(2)RUR                                                              3,783,430        113,164
Series 27009, 20.055%, 6/4/03(1)(2)RUR                                                                277,180          8,290
Series 27009, 20.055%, 6/4/03(1)(2)RUR                                                              2,561,555         76,617
Series 27010, 20.055%, 9/17/03(1)(2)RUR                                                             2,047,150         60,641
Series 27010, 20.055%, 9/17/03(1)(2)RUR                                                               277,180          8,211
Series 27011, 20.055%, 10/8/03(1)(2)RUR                                                             3,646,190        104,506
Series 27011, 20.055%, 10/8/03(1)(2)RUR                                                               277,180          7,944
Series 28001, 20.055%, 1/21/04(1)(2)RUR                                                               277,180          7,839
----------------------------------------------------------------------------------------------------------------------------
Deutsche Bank AG, South Korean Won Linked Nts.:
5.60%, 5/9/02KRW                                                                                1,723,680,000      1,319,699
5.60%, 5/9/02KRW                                                                                  426,400,000        326,497
----------------------------------------------------------------------------------------------------------------------------
ING Barings LLC, Zero Coupon Russian Equity Linked Nts., 4/19/02                                        3,600        263,484


                        Oppenheimer Strategic Bond Fund/VA                    23

--------------------------------------------------------------------------------
Statement of Investments  (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                                                   Principal    Market Value
                                                                                                   Amount       See Note 1
-----------------------------------------------------------------------------------------------------------------------------
Structured Instruments (continued)
-----------------------------------------------------------------------------------------------------------------------------
Russia (Government of) Federal Loan Obligatzii Federal'nogo Zaima Bonds,
-----------------------------------------------------------------------------------------------------------------------------
Series 27010, 20.055%, 9/17/03(1)(2)RUR                                                             3,590,420   $    106,356
----------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippines Peso/New Taiwan Dollar Linked Nts., 9.28%, 1/14/02               405,000        416,684
----------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, Philippines Peso/Thailand Baht Linked Nts., 8.40%, 10/5/01                   405,000        409,888
----------------------------------------------------------------------------------------------------------------------------
Standard Chartered Bank, South Korean Won Linked Nts., 5.48%, 5/28/02KRW                        2,527,510,000      1,938,516
Total Structured Instruments (Cost $5,889,754)                                                                     5,970,877


                                                              Date              Strike          Contracts
-----------------------------------------------------------------------------------------------------------------------------
Options Purchased--0.0%
-----------------------------------------------------------------------------------------------------------------------------
Japanese Yen Call(1) (Cost $11,573)                           8/1/01            124.35JPY         123,000,000          11,572
-----------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $465,673,390)                                                         131.9%    433,776,367
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                                   (31.9)  (104,919,887)
                                                                                                        -----   -------------
Net Assets                                                                                              100.0%  $ 328,856,480
                                                                                                        =====   =============


Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

   ARP -- Argentine Peso                       JPY -- Japanese Yen
   CAD -- Canadian Dollar                      KRW -- South Korean Won
   DEM -- German Mark                          NOK -- Norwegian Krone
   EUR -- Euro                                 PLZ -- Polish Zloty
   FRF -- French Franc                         RUR -- Russian Ruble
   GBP -- British Pound Sterling               ZAR -- South African Rand
   HUF -- Hungarian Forint

(1) Identifies issues considered to be illiquid or restricted--See Note 8 of Notes to Financial Statements.

(2) Represents the current interest rate for a variable or increasing rate security.

(3) When-issued security to be delivered and settled after June 30, 2001.

(4) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $33,705,811 or 10.25% of the Fund's net assets as of June 30, 2001.

(5) Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.

(6) Securities with an aggregate market value of $517,001 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.

(7) A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.

(8) Zero coupon bond reflects the effective yield on the date of purchase.

(9) Issuer is in default.

(10) A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                                         Contracts (000s)     Expiration     Exercise     Premium      Market Value
                                         Subject to Call      Date           Price        Received     See Note 1
-----------------------------------------------------------------------------------------------------------------------
   Russian Federation Unsub. Bonds,
   8.25%, 3/31/10 Call                   1,260                9/4/01         76.75%       $18,900      $18,900

(11) Non-income-producing security.

(12) Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

(13) Interest or dividend is paid in kind.

(14) Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, principal amount disclosed represents total underlying principal.

See accompanying Notes to Financial Statements.


24                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statement of Assets and Liabilities June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
Assets
----------------------------------------------------------------------------------------------------------------
Investments, at value (cost $465,673,390)--see accompanying statement                               $433,776,367
----------------------------------------------------------------------------------------------------------------
Cash                                                                                                   3,471,345
----------------------------------------------------------------------------------------------------------------
Cash--foreign currencies (cost $213,192)                                                                 212,452
----------------------------------------------------------------------------------------------------------------
Unrealized appreciation on foreign currency contracts                                                    254,726
----------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold (including $14,305,788 sold on a when-issued basis)                                  22,385,425
Interest, dividends and principal paydowns                                                             6,319,858
Shares of beneficial interest sold                                                                       594,264
Closed foreign currency contracts                                                                         45,061
Other                                                                                                      3,086
                                                                                                    ------------
Total assets                                                                                         467,062,584
================================================================================================================
Liabilities
Unrealized depreciation on foreign currency contracts                                                     25,970
----------------------------------------------------------------------------------------------------------------
Options written, at value (premiums received $18,900)--see accompanying statement                         18,900
----------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $132,999,272 purchased on a when-issued basis)                      137,938,628
Shares of beneficial interest redeemed                                                                   153,927
Shareholder reports                                                                                       26,437
Daily variation on futures contracts                                                                      25,388
Trustees' compensation                                                                                         3
Other                                                                                                     16,851
                                                                                                    ------------
Total liabilities                                                                                    138,206,104
================================================================================================================
Net Assets                                                                                          $328,856,480
================================================================================================================
Composition of Net Assets
Par value of shares of beneficial interest                                                          $     73,670
----------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                           365,308,437
----------------------------------------------------------------------------------------------------------------
Undistributed (overdistributed) net investment income                                                 (7,019,219)
----------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investments and foreign currency transactions                  2,149,021
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments and translation of
assets and liabilities denominated in foreign currencies                                             (31,655,429)
                                                                                                    ------------
================================================================================================================
Net Assets                                                                                          $328,856,480
================================================================================================================
Net Asset Value Per Share
Non-Service shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $328,855,385 and 73,669,538 shares of beneficial interest outstanding)                                  $4.46
----------------------------------------------------------------------------------------------------------------
Service shares:
Net asset value, redemption price per share and offering price per share (based on net assets
of $1,095 and 239 shares of beneficial interest outstanding)                                               $4.58

See accompanying Notes to Financial Statements.


                        Oppenheimer Strategic Bond Fund/VA                    25

--------------------------------------------------------------------------------
Statement of Operations For the Six Months Ended June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
Interest                                                                                            $ 14,422,493
----------------------------------------------------------------------------------------------------------------
Dividends                                                                                                577,943
                                                                                                    ------------
Total income                                                                                          15,000,436
================================================================================================================
Expenses
Management fees                                                                                        1,182,183
----------------------------------------------------------------------------------------------------------------
Shareholder reports                                                                                       59,641
----------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                               21,037
----------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                     3,601
----------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                              2,283
----------------------------------------------------------------------------------------------------------------
Other                                                                                                     20,347
                                                                                                    ------------
Total expenses                                                                                         1,289,092
Less reduction to custodian expenses                                                                      (7,881)
                                                                                                    ------------
Net expenses                                                                                           1,281,211
================================================================================================================
Net Investment Income                                                                                 13,719,225
================================================================================================================
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (including premiums on options exercised)                                                 (6,299,179)
Closing of futures contracts                                                                             248,868
Closing and expiration of option contracts written                                                        75,482
Foreign currency transactions                                                                           (839,377)
                                                                                                    ------------
Net realized gain (loss)                                                                              (6,814,206)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                                                           (1,197,218)
Translation of assets and liabilities denominated in foreign currencies                               (2,191,632)
                                                                                                    -----------
Net change                                                                                            (3,388,850)
Net realized and unrealized gain (loss)                                                              (10,203,056)
================================================================================================================
Net Increase in Net Assets Resulting from Operations                                                $  3,516,169
                                                                                                    ============

See accompanying Notes to Financial Statements.


26                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                                 Six Months Ended      Year Ended
                                                                                                 June 30,2001          December 31,
                                                                                                 (Unaudited)           2000
===================================================================================================================================
Operations
Net investment income (loss)                                                                     $ 13,719,225          $ 26,767,119
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                           (6,814,206)           (8,600,790)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                               (3,388,850)          (10,560,691)
                                                                                                 -------------         ------------
Net increase (decrease) in net assets resulting from operations                                     3,516,169             7,605,638
===================================================================================================================================
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Non-Service shares                                                                                (20,045,483)          (23,001,014)
Service shares                                                                                             --                    --
===================================================================================================================================
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Non-Service shares                                                                                 40,823,056            37,871,384
Service shares                                                                                          1,112                    --
===================================================================================================================================
Net Assets
Total increase (decrease)                                                                          24,294,854            22,476,008
-----------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                               304,561,626           282,085,618
                                                                                                 ------------          ------------
End of period [including undistributed (overdistributed) net investment income of
$(7,019,219) and $(692,961), respectively]                                                       $328,856,480          $304,561,626
                                                                                                 ============          ============

See accompanying Notes to Financial Statements.


                        Oppenheimer Strategic Bond Fund/VA                    27

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                Six Months Ended
                                                June 30, 2001    Year Ended December 31,
Non-Service shares                              (Unaudited)      2000         1999         1998          1997          1996
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period               $4.69            $4.97        $5.12        $5.12         $5.09         $4.91
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                .03              .41          .45          .39           .39           .38
Net realized and unrealized gain (loss)             (.15)            (.28)        (.31)        (.24)          .04           .19
-------------------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations      (.12)             .13          .14          .15           .43           .57
Dividends and/or distributions to shareholders:
Dividends from net investment income                (.11)            (.41)        (.29)        (.09)         (.39)         (.39)
Distributions from net realized gain                  --               --           --         (.06)         (.01)           --
-------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                     (.11)            (.41)        (.29)        (.15)         (.40)         (.39)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $4.46            $4.69        $4.97        $5.12         $5.12         $5.09
-------------------------------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value(1)                 1.22%            2.63%        2.83%        2.90%         8.71%        12.07%

-------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)        $328,855         $304,562     $282,086     $279,200      $207,839      $118,716
-------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)               $322,905         $289,923     $278,668     $250,227      $159,934      $ 82,604
Ratios to average net assets:(2)
Net investment income                               8.57%            9.23%        9.08%        8.17%         8.23%         8.48%
Expenses                                            0.80%            0.79%        0.78%        0.80%(3)      0.83%(3)      0.85%(3)
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                              114%             104%          81%         134%          150%          144%


(1) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(2) Annualized for periods of less than one full year.

(3) Expense ratio reflects the reduction to custodian expenses.

See accompanying Notes to Financial Statements.


28                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Financial Highlights (Continued)
--------------------------------------------------------------------------------

                                                                  Period Ended
                                                                June 30, 2001(1)
Service shares                                                    (Unaudited)
==============================================================================
Per Share Operating Data
Net asset value, beginning of period                                     $4.64
------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                      .13
Net realized and unrealized gain (loss)                                  (.19)
------------------------------------------------------------------------------
Total income (loss) from investment operations                           (.06)
------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                                        --
Distributions from net realized gain                                        --
------------------------------------------------------------------------------
Total dividends and/or distributions to shareholders                        --
------------------------------------------------------------------------------
Net asset value, end of period                                           $4.58
==============================================================================
Total Return, at Net Asset Value(2)                                    (1.29)%
==============================================================================

Ratios/Supplemental Data
Net assets, end of period (in thousands)                                 $   1
------------------------------------------------------------------------------
Average net assets (in thousands)                                        $   1
Ratios to average net assets:(3)
Net investment income                                                    9.68%
Expenses                                                                 0.80%
------------------------------------------------------------------------------
Portfolio turnover rate                                                   114%


(1) For the period from March 19, 2001 (inception of offering) to June 30,
2001.

(2) Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.

(3) Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


                        Oppenheimer Strategic Bond Fund/VA                    29

--------------------------------------------------------------------------------
Notes to Financial Statements  (Unaudited)
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies

Oppenheimer Strategic Bond Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income principally derived from interest on debt securities. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

     The Fund offers two classes of shares. Both classes are sold at their offering price, which is the net asset value per share, to separate investment accounts of participating insurance companies as an underlying investment for variable life insurance policies, variable annuity contracts or other investment products. The class of shares designated as Service shares is subject to a distribution and service plan.

--------------------------------------------------------------------------------

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of June 30, 2001, the market value of these securities comprised 1.8% of the Fund's net assets and resulted in unrealized gains in the current period of $81,123. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------

Securities Purchased on a When-Issued or Forward Commitment Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends beyond six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund's net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of June 30, 2001, the Fund had entered into net outstanding when-issued or forward commitments of $118,693,484.

     In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into mortgage dollar-rolls in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records each dollar-roll as a sale and a new purchase transaction.

--------------------------------------------------------------------------------

Security Credit Risk. The Fund invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of June 30, 2001, securities with an aggregate market value of $1,799,656, representing 0.55% of the Fund's net assets, were in default.


30                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================
1. Significant Accounting Policies (continued)

Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------

Repurchase Agreements. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

--------------------------------------------------------------------------------

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

     As of June 30, 2001, the Fund had available for federal income tax purposes an estimated unused capital loss carryover of $289,397. This estimated capital loss carryover represents losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

--------------------------------------------------------------------------------

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

--------------------------------------------------------------------------------

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.


                        Oppenheimer Strategic Bond Fund/VA                    31

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

1. Significant Accounting Policies (continued)

Other. The Fund adopted the provisions of the AICPA Audit and Accounting
Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Fund began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $613,110 decrease to cost of securities and a corresponding $613,110 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================

2. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                      Six Months Ended June 30, 2001(1)      Year Ended December 31, 2000
                                                      ---------------------------------      --------------------------------
                                                      Shares            Amount               Shares              Amount
-----------------------------------------------------------------------------------------------------------------------------
Non-Service shares
Sold                                                  11,335,595        $ 53,283,377          20,188,925         $ 95,290,874
Dividends and/or distributions reinvested              4,374,281          20,045,456           4,957,115           23,001,014
Redeemed                                              (6,948,614)        (32,505,777)        (16,965,820)         (80,420,504)
                                                      ----------        ------------         -----------         ------------
Net increase (decrease)                                8,761,262        $ 40,823,056           8,180,220         $ 37,871,384
                                                      ==========        ============         ===========         ============
Service shares
Sold                                                         239        $      1,112                  --         $         --
Dividends and/or distributions reinvested                     --                  --                  --                   --
Redeemed                                                      --                  --                  --                   --
                                                      ----------        ------------         -----------         ------------
Net increase (decrease)                                      239        $      1,112                  --         $         --
                                                      ==========        ============         ===========         ============


(1) Service shares are for the period from March 19, 2001 (inception of offering) to June 30, 2001.

================================================================================

3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2001, were $282,761,510 and $217,296,148, respectively.

================================================================================

4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million and 0.50% of average annual net assets over $1 billion. The Fund's management fee for the six months ended June 30, 2001, was an annualized rate of 0.74%.

--------------------------------------------------------------------------------

Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS an agreed upon per account fee.


32                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

4. Fees and Other Transactions with Affiliates (continued)
Distribution and Service Plan for Service Shares. The Fund has adopted a distribution and service plan for Service shares to pay OppenheimerFunds Distributor, Inc., the Distributor, for distribution-related services for the Fund's Service shares. Although the plan allows for payment to be made quarterly at an annual rate of up to 0.25% of the average annual net assets of Service shares of the Fund, that rate is currently reduced to 0.15%. The Board of Trustees may increase that rate to no more than 0.25% per annum, without notification in advance. The Distributor currently uses all of those fees to compensate sponsor(s) of the insurance product that offers Fund shares, for providing personal service and maintenance of accounts of their variable contract owners that hold Service shares. The impact of the service plan is to increase operating expenses of the Service shares, which results in lower performance compared to the Fund's shares that are not subject to a service fee.

================================================================================

5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of June 30, 2001, the Fund had outstanding foreign currency contracts as follows:

                                       Expiration          Contract             Valuation as of    Unrealized      Unrealized
Contract Description                   Dates               Amount (000s)        June 30, 2001      Appreciation    Depreciation
-------------------------------------------------------------------------------------------------------------------------------
Contracts to Purchase
-----------------------
Australian Dollar (AUD)                      7/25/01        1,505  AUD            $  764,101         $     --        $12,479
Euro (EUR)                                    7/5/01        1,345  EUR             1,138,558               --          6,006
                                                                                                     --------        -------
                                                                                                           --         18,485
                                                                                                     --------        -------
Contracts to Sell
------------------------
British Pound Sterling (GBP)                11/21/01         2,530 GBP             3,538,326           61,712             --
Canadian Dollar (CAD)                        7/23/01         1,185 CAD               780,511               --          7,391
Euro (EUR)                            7/3/01-8/17/01         5,872 EUR             4,966,844          121,238             94
Japanese Yen (JPY)                  9/10/01-12/17/01       207,405 JPY             1,682,924           70,096             --
Norwegian Krone (NOK)                         7/5/0         11,240 NOK             1,203,365            1,680             --
                                                                                                     --------        -------
                                                                                                      254,726          7,485
                                                                                                     --------        -------
Total Unrealized Appreciation and Depreciation                                                       $254,726        $25,970
                                                                                                     ========        =======

--------------------------------------------------------------------------------

6. Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.


                        Oppenheimer Strategic Bond Fund/VA                    33

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

6. Futures Contracts (continued)
The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.

     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.

     Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

As of June 30, 2001, the Fund had outstanding futures contracts as follows:

                                                                                    Unrealized
                                       Expiration   Number of    Valuation as of    Appreciation
Contract Description                   Dates        Contracts    June 30, 2001      (Depreciation)
-------------------------------------------------------------------------------------------------
Contracts to Purchase
-------------------------
Euro-Bundesobligation                   9/6/01      12            $1,082,056            $(9,143)
Euro-Schatz                             9/6/01      65             5,664,685              9,905
U.S. Long Bond                         9/19/01       5               501,563              7,852
U.S. Treasury Nts., 10 yr.             9/19/01      20             2,060,313              6,875
                                                                                        -------
                                                                                         15,489
                                                                                        -------
Contracts to Sell
-------------------------
U.S. Treasury Nts., 5 yr.               9/19/01     22             2,273,563             13,938
                                                                                        -------
                                                                                        $29,427
                                                                                        =======

================================================================================

7. Option Activity
The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

     The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

     Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.


34                     Oppenheimer Strategic Bond Fund/VA

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) (Continued)
--------------------------------------------------------------------------------

================================================================================

7.Option Activity (continued)
The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended June 30, 2001, was as follows:

                                    Call Options                       Put Options
                                    ---------------------------------- --------------------------------
                                    Number of          Amount of       Number of          Amount of
                                    Contracts (000s)   Premiums        Contracts (000s)   Premiums
-------------------------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2000                       275            $  8,524             872           $ 41,018
Options written                       5,060              61,200         350,680             31,733
Options closed or expired            (1,540)            (24,220)       (351,552)           (72,751)
Options exercised                    (2,535)            (26,604)             --                 --
                                     ------            --------        --------           --------
Options outstanding as of
June 30, 2001                         1,260            $ 18,900              --           $     --
                                      =====            ========        ========           ========


================================================================================

8. Illiquid and Restricted Securities and Foreign Currencies

     As of June 30, 2001, investments in securities and foreign currencies included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security or foreign currency may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time or country restrictions exist that limit or prohibit repatriation. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities and foreign currencies. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities and foreign currencies subject to this limitation as of June 30, 2001, was $20,451,088, which represents 6.22% of the Fund's net assets, of which $820,042 is considered restricted. Information concerning restricted securities and foreign currencies is as follows:

                                                                                        Valuation Per     Unrealized
                                                         Acquisition   Cost             Unit as of        Appreciation
Security                                                 Dates         Per Unit         June 30, 2001     (Depreciation)
----------------------------------------------------------------------------------------------------------------------------
Stocks and Warrants
------------------------

Aurora Foods, Inc.                                       9/18/00       $ 0.00           $ 2.74                 $ 14,558
CGA Group Ltd. Wts., Exp. 6/16/07                        6/17/97         0.00             0.30                    4,800
CGA Group Ltd., Series A, Vtg.                           6/17/97-
                                                         10/4/00        25.00            25.00                       --
Chesapeake Energy Corp.                                  6/27/00         7.45             6.46                  (19,884)
Geotek Communications, Inc.                               4/6/00         0.00             0.01                        1
Geotek Communications, Inc., Series B                     1/4/01         4.00             3.00                     (210)
Real Time Data Co. Wts., Exp. 5/31/04                    6/30/99         0.01             0.01                       --

Currency
-------------------------
Russian Ruble                                            3/14/01-
                                                         6/20/01         0.03               --                       --


                        Oppenheimer Strategic Bond Fund/VA                    35

--------------------------------------------------------------------------------
Oppenheimer Strategic Bond Fund/VA
--------------------------------------------------------------------------------

A Series of Oppenheimer Variable Account Funds

================================================================================

Officers and Trustees     James C. Swain, Trustee, CEO and Chairman of the Board
                          Bridget A. Macaskill, Trustee and President
                          William L. Armstrong, Trustee
                          Robert G. Avis, Trustee
                          George C. Bowen, Trustee
                          Edward L. Cameron, Trustee
                          Jon S. Fossel, Trustee
                          Sam Freedman, Trustee
                          C. Howard Kast, Trustee
                          Robert M. Kirchner, Trustee
                          F. William Marshall, Jr., Trustee
                          David P. Negri, Vice President
                          Arthur P. Steinmetz, Vice President
                          Andrew J. Donohue, Vice President and Secretary
                          Brian W. Wixted, Treasurer
                          Robert J. Bishop, Assistant Treasurer
                          Scott T. Farrar, Assistant Treasurer
                          Robert G. Zack, Assistant Secretary

================================================================================

Investment Advisor        OppenheimerFunds, Inc.

================================================================================

Transfer Agent            OppenheimerFunds Services

================================================================================

Custodian of
Portfolio Securities      The Bank of New York

================================================================================

Independent Auditors      Deloitte & Touche LLP

================================================================================

Legal Counsel             Myer, Swanson, Adams & Wolf, P.C.

                          The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                          For more complete information about Oppenheimer Strategic Bond Fund/VA, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.


          (C)Copyright 2001 OppenheimerFunds, Inc. All rights reserved.


36                      Oppenheimer Strategic Bond Fund/VA